VANGUARD(R)BOND INDEX FUNDS

[PHOTO OF COMPASS/SHIP]

SEMIANNUAL REPORT JUNE 30, 2001

BOND

INCLUDED WITHIN THIS REPORT:

VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD SHORT-TERM BOND INDEX FUND
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
VANGUARD LONG-TERM BOND INDEX FUND

[THE VANGUARD GROUP(R) LOGO]

WHY COSTS MATTER

As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.

     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.

     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY

* The returns of the Vanguard Bond Index Funds ranged from 2.8% to 4.6% during the six months ended June 30, 2001, a period that was good for bonds but difficult for stocks.

* Bond prices generally rose during the half-year in response to the decline in interest rates.

* Each of our four funds outpaced both its average peer and the unmanaged market index that it tracks.

CONTENTS

 1 Letter from the Chairman

 6 Fund Profiles

10 Glossary of Investment Terms

11 Performance Summaries

13 Financial Statements

LETTER
 FROM THE CHAIRMAN

Fellow Shareholder,

Bonds earned solid returns during the first half of 2001 and provided shelter from the volatility in the stock market. In this environment, the VANGUARD BOND INDEX FUNDS provided returns that were strong both on an absolute basis and relative to their comparative measures.

     The table at right presents the six-month total return (capital change plus reinvested dividends) for each fund, its average mutual fund peer, and the unmanaged bond index that it tracks.

TOTAL RETURNS                                       SIX MONTHS ENDED
                                                       JUNE 30, 2001
--------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
  Investor Shares                                               4.1%
  Institutional Shares                                          4.1
Average Intermediate U.S.
  Government Fund*                                              2.7
Lehman Aggregate Bond Index                                     3.6
--------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND                                      4.6%
Average 1-;5 Year U.S. Government Fund*                         3.2
Lehman 1-;5 Year Government/Credit Index                        4.3
--------------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND                               4.2%
Average Intermediate U.S. Government Fund*                      2.7
Lehman 5-;10 Year Government/Credit Index                       3.7
--------------------------------------------------------------------
LONG-TERM BOND INDEX FUND                                       2.8%
Average General U.S. Government Fund*                           1.9
Lehman Long Government/Credit Index                             2.1
--------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     On June 30, our annualized yields ranged from 5.15% for the Short-Term Bond Index Fund to 6.63% for the Long-Term Bond Index Fund. The yield of each of our funds--except for the Long-Term Bond Index Fund--declined during the six months.

     Detailed figures for each fund, including net asset values, income dividends, and yields, are presented in the table on page 5.

FINANCIAL MARKETS IN REVIEW

     Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with a year ago. As the economy slowed, the Federal Reserve Board's Open Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

     The Fed explained that it hoped to stimulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.


MARKET BAROMETER                                                  TOTAL RETURNS
                                                    PERIODS ENDED JUNE 30, 2001

                                                 SIX          ONE          FIVE
                                              MONTHS         YEAR        YEARS*
-------------------------------------------------------------------------------
STOCKS
Lehman Aggregate Bond Index
  (Entire market)                               3.6%        11.2%          7.5%
Lehman 10 Year Municipal Bond Index             2.8          9.5           6.6
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      2.5          5.6           5.2
-------------------------------------------------------------------------------
BONDS
S&P 500 Index (Large-caps)                    -;6.7%      -;14.8%         14.5%
Russell 2000 Index (Small-caps)                 6.9          0.6           9.6
Wilshire 5000 Index (Entire market)           -;5.8       -;15.4          13.1
MSCI EAFE Index (International)              -;14.4       -;23.3           3.2
===============================================================================
CPI
Consumer Price Index                            2.3%         3.2%          2.6%
-------------------------------------------------------------------------------
*Annualized.

     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.

     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-capitalization growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.

--------------------------------------------------------------------------------
In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient.
--------------------------------------------------------------------------------

     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign. (Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

     Mortgage-backed securities performed well during the half-year. The Lehman Brothers GNMA Bond Index returned 4.0%.

PERFORMANCE OVERVIEW

During the six months ended June 30, the Vanguard Bond Index Funds fulfilled their objectives by providing returns and risk characteristics that were in line with their target indexes. The income returns of three of our four funds were augmented by modest price increases, resulting in total returns that were strong on both an absolute basis and relative to their comparative measures. Our Short-Term Bond Index Fund received an especially big boost, as a price increase of 1.6% helped push the fund's six-month total return to 4.6%, the highest of our four funds. (Our Long-Term Bond Index Fund suffered a slight price decline of -;0.5% during the period and earned a total return of 2.8%.)

     During the six months, our Short-Term Bond and Total Bond Market Index Funds benefited from our investment adviser's strategy of tilting a portion of each portfolio toward corporate bonds and away from Treasury securities.

     A six-month return, of course, does not provide a complete picture of a bond fund's performance. That's because semiannual returns for bond funds account for only half of the year's interest income, while price changes immediately reflect current movements in interest rates--rising when rates fall and falling when rates rise. For perspective, it's important to consider a full year's interest income when evaluating a bond fund. The adjacent table presents each fund's 12-month total return, broken down into its income and capital (price change) components.


COMPONENTS OF                                               TWELVE MONTHS ENDED
TOTAL RETURN                                                      JUNE 30, 2001

                                              INCOME      CAPITAL         TOTAL
BOND INDEX FUND                               RETURN       RETURN        RETURN
-------------------------------------------------------------------------------
Total Bond Market
  Investor Shares                               7.0%         4.5%         11.5%
  Institutional Shares                          7.2          4.5          11.7
Short-Term                                      6.5          4.0          10.5
Intermediate-Term                               7.3          6.2          13.5
Long-Term                                       7.1          5.6          12.7
-------------------------------------------------------------------------------

     Keep in mind that while falling interest rates may have a salutary impact on bond prices, a rate decline also means a reduction in the income paid by fixed income investments. When interest rates drop, bond prices rise immediately, but over the long haul, lower rates diminish the income earned on reinvested dividends.

     Though bond prices rise and fall over time, it is interest income that accounts for virtually all of a bond fund's long-term total return. Therefore, the best indicator of a bond fund's long-term future returns--though it is a far-from-perfect measure--is the fund's current yield.

     Your funds' fine relative results over the past six months--and over their lifetimes--can be attributed to skillful investment management by Vanguard's Fixed Income Group, which oversees all of our bond index funds, and to our significant cost advantage over similar funds. Our funds have annualized expense ratios (expenses as a percentage of average net assets) of about 0.21%, or $2.10 per $1,000 invested, a fraction of the 1.07%, or $10.70 per $1,000 invested for the average intermediate U.S. government fund, according to Lipper Inc.

     We know that your investment in our funds represents a commitment to our philosophy. We appreciate the confidence and trust you have placed in us.

IN SUMMARY

For many investors, the first half of 2001 was a difficult period. Those who fared best during the past six months had built diversified portfolios containing stocks--of different styles and sizes--as well as bonds. It bears repeating that maintaining a broadly diversified investment program ensures that your portfolio's returns will not land on the top of the performance charts, but over the long run, it will help you weather the financial markets' inevitable, and ever unpredictable, rough seas.


Sincerely,

/S/ JOHN J. BRENNAN
[PHOTO OF JOHN J. BRENNAN]
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 18, 2001

FUND STATISTICS

                           NET ASSET VALUE      SIX MONTHS ENDED
                              PER SHARE          JUNE 30, 2001
                        ------------------      -----------------    SEC CURRENT
                        DEC. 31,  JUNE 30,      INCOME    CAPITAL     ANNUALIZED
BOND INDEX FUND             2000      2001   DIVIDENDS      GAINS          YIELD
--------------------------------------------------------------------------------
Total Bond Market         $ 9.96   $ 10.04     $ 0.321     $ 0.00          6.18%
Short-Term                  9.96     10.12       0.297       0.00          5.15
Intermediate-Term          10.02     10.11       0.328       0.00          6.32
Long-Term                  10.66     10.61       0.342       0.00          6.63
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Total Bond Market         $ 9.96   $ 10.04     $ 0.327     $ 0.00          6.30%
--------------------------------------------------------------------------------

FUND PROFILE                                                 AS OF JUNE 30, 2001
  FOR TOTAL BOND MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 10.

---------------------------------------------------
FINANCIAL ATTRIBUTES
                                             LEHMAN
                                   FUND      INDEX*
---------------------------------------------------
Number of Issues                    790       6,144
Yield
  Investor Shares                  6.2%        6.2%
  Institutional Shares             6.3%        6.2%
Yield to Maturity                  6.2%        6.2%
Average Coupon                     7.4%        6.8%
Average Maturity              8.7 years   8.4 years
Average Quality                     Aa1         Aaa
Average Duration              4.8 years   4.8 years
Expense Ratio
  Investor Shares               0.22%**          --
  Institutional Shares          0.10%**          --
Cash Investments                   1.3%          --
---------------------------------------------------


---------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/AgencyY                  59.2%
Aaa                                2.8
Aa                                 5.2
A                                 14.0
Baa                               17.9
Ba                                 0.9
B                                  0.0
Not Rated                          0.0
---------------------------------------
Total                            100.0%
---------------------------------------


-------------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year               2.3%
1-;5 Years                37.9
5-;10 Years               42.7
10-;20 Years               5.5
20-;30 Years              10.8
Over 30 Years              0.8
-------------------------------
Total                    100.0%
-------------------------------


--------------------------------------
VOLATILITY MEASURES
                                LEHMAN
                        FUND    INDEX*
--------------------------------------
R-Squared               0.98      1.00
Beta                    1.00      1.00
--------------------------------------


-----------------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                         2.5%
Commercial Mortgage-Backed           0.0
Finance                             12.9
Foreign                              1.5
Government Mortgage-Backed          35.4
Industrial                          17.7
Treasury/Agency                     23.8
Utilities                            6.2
-----------------------------------------
Total                              100.0%
-----------------------------------------


---------------------------------------
INVESTMENT FOCUS

AVERAGE MATURITY                 MEDIUM
CREDIT QUALITY          TREASURY/AGENCY
---------------------------------------

 *Lehman Aggregate Bond Index.
**Annualized.
 +Includes government mortgage-backed bonds.

FUND PROFILE                                                 AS OF JUNE 30, 2001
  FOR SHORT-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 10.

---------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                          TARGET         LEHMAN
                             FUND         INDEX*        INDEX**
---------------------------------------------------------------
Number of Issues              276          1,916          6,144
Yield                        5.2%           5.1%           6.2%
Yield to Maturity            5.4%           5.1%           6.2%
Average Coupon               7.7%           6.3%           6.8%
Average Maturity        2.9 years      2.8 years      8.4 years
Average Quality               Aa2            Aa1            Aaa
Average Duration        2.5 years      2.5 years      4.8 years
Expense Ratio              0.21%+             --             --
Cash Investments             1.7%             --             --
---------------------------------------------------------------


------------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency                      48.0%
Aaa                                   3.4
Aa                                    5.8
A                                    17.3
Baa                                  23.9
Ba                                    1.6
B                                     0.0
Not Rated                             0.0
------------------------------------------
Total                               100.0%
------------------------------------------


---------------------------------------------------------------
VOLATILITY MEASURES
                                 TARGET                  LEHMAN
                      FUND       INDEX*      FUND       INDEX**
---------------------------------------------------------------
R-Squared             0.98         1.00      0.86          1.00
Beta                  0.96         1.00      0.57          1.00
---------------------------------------------------------------


---------------------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year                       4.8%
1-;3 Years                        52.1
3-;5 Years                        40.6
Over 5 Years                       2.5
---------------------------------------
Total                            100.0%
---------------------------------------


---------------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                       3.2%
Commercial Mortgage-Backed         0.0
Finance                           16.2
Foreign                            1.8
Government Mortgage-Backed         0.0
Industrial                        22.3
Treasury/Agency                   48.0
Utilities                          8.5
---------------------------------------
Total                            100.0%
---------------------------------------


---------------------------------------
INVESTMENT FOCUS

AVERAGE MATURITY                  SHORT
CREDIT QUALITY          TREASURY/AGENCY
---------------------------------------

 *Lehman 1-;5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
 +Annualized.
                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

FUND PROFILE                                                 AS OF JUNE 30, 2001
  FOR INTERMEDIATE-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 10.

--------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                          TARGET        LEHMAN
                              FUND        INDEX*       INDEX**
--------------------------------------------------------------
Number of Issues               227         1,422         6,144
Yield                         6.3%          6.4%          6.2%
Yield to Maturity             6.5%          6.5%          6.2%
Average Coupon                7.7%          6.8%          6.8%
Average Maturity         7.8 years     7.8 years     8.4 years
Average Quality                Aa3           Aa2           Aaa
Average Duration         5.7 years     5.7 years     4.8 years
Expense Ratio               0.21%Y            --            --
Cash Investments              1.6%            --            --
--------------------------------------------------------------


----------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency              41.3%
Aaa                           2.5
Aa                            6.8
A                            20.0
Baa                          28.0
Ba                            1.4
B                             0.0
Not Rated                     0.0
----------------------------------
Total                       100.0%
----------------------------------


----------------------------------------------------------
VOLATILITY MEASURES

                          TARGET                    LEHMAN
               FUND       INDEX*        FUND       INDEX**
----------------------------------------------------------
R-Squared      0.98         1.00        0.96          1.00
Beta           1.00         1.00        1.37          1.00
----------------------------------------------------------


--------------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year                0.4%
1-;5 Years                  2.1
5-;10 Years                95.2
10-;20 Years                2.2
20-;30 Years                0.1
Over 30 Years               0.0
--------------------------------
Total                     100.0%
--------------------------------


------------------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                          0.6%
Commercial Mortgage-Backed            0.0
Finance                              20.9
Foreign                               3.6
Government Mortgage-Backed            0.0
Industrial                           26.6
Treasury/Agency                      41.3
Utilities                             7.0
------------------------------------------
Total                               100.0%
------------------------------------------


---------------------------------------
INVESTMENT FOCUS

AVERAGE MATURITY                 MEDUIM
CREDIT QUALITY          TREASURY/AGENCY
---------------------------------------

 *Lehman 5-;10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
 +Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2001
  FOR LONG-TERM BOND INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index and a broad market index. Key terms are defined on page 10.

-------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  TARGET           LEHMAN
                                 FUND             INDEX*          INDEX**
-------------------------------------------------------------------------
Number of Issues                  206              1,361            6,144
Yield                            6.6%               6.6%             6.2%
Yield to Maturity                6.8%               6.7%             6.2%
Average Coupon                   8.1%               7.5%             6.8%
Average Maturity           23.4 years         22.4 years        8.4 years
Average Quality                   Aa2                Aa1              Aaa
Average Duration           10.3 years         10.3 years        4.8 years
Expense Ratio                  0.21%Y                 --               --
Cash Investments                 2.0%                 --               --
-------------------------------------------------------------------------

-------------------------------------
DISTRIBUTION BY CREDIT QUALITY
  (% OF PORTFOLIO)

Treasury/Agency                 54.8%
Aaa                              1.1
Aa                               6.0
A                               16.4
Baa                             21.7
Ba                               0.0
B                                0.0
Not Rated                        0.0
-------------------------------------
Total                          100.0%
-------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET                    LEHMAN
                          FUND       INDEX*        FUND       INDEX**
---------------------------------------------------------------------
R-Squared                 0.98         1.00        0.85          1.00
Beta                      1.02         1.00        1.79          1.00
---------------------------------------------------------------------


-------------------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year                     0.0%
1-;5 Years                       0.6
5-;10 Years                      3.7
10-;20 Years                    33.6
20-;30 Years                    56.0
Over 30 Years                    6.1
-------------------------------------
Total                          100.0%
-------------------------------------


-------------------------------------
DISTRIBUTION BY ISSUER
  (% OF PORTFOLIO)

Asset-Backed                     0.7%
Commercial Mortgage-Backed       0.0
Finance                         10.2
Foreign                          3.4
Government Mortgage-Backed       0.0
Industrial                      25.9
Treasury/Agency                 54.8
Utilities                        5.0
-------------------------------------
Total                          100.0%
-------------------------------------


---------------------------------------
INVESTMENT FOCUS

AVERAGE MATURITY                   LONG
CREDIT QUALITY          TREASURY/AGENCY
---------------------------------------

 *Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.
 +Annualized.

                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY
 OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

In the performance summaries below and on the following page, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

TOTAL BOND MARKET INDEX FUND
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                                         DECEMBER 31, 1990-;JUNE 30, 2001
--------------------------------------------------------     --------------------------------------------------------
                        TOTAL BOND MARKET                                            TOTAL BOND MARKET
                   INDEX FUND INVESTOR SHARES    LEHMAN*                        INDEX FUND INVESTOR SHARES    LEHMAN*
FISCAL      CAPITAL       INCOME        TOTAL      TOTAL     FISCAL      CAPITAL       INCOME        TOTAL      TOTAL
YEAR         RETURN       RETURN       RETURN     RETURN     YEAR         RETURN       RETURN       RETURN     RETURN
--------------------------------------------------------     --------------------------------------------------------
1991           6.4%         8.8%        15.2%      16.0%     1997           2.5%         6.9%         9.4%       9.7%
1992          -0.2          7.3          7.1        7.4      1998           2.2         6.4           8.6        8.7
1993           3.0          6.7          9.7        9.8      1999          -6.8         6.0          -0.8       -0.8
1994          -8.8          6.1         -2.7       -2.9      2000           4.2         7.2          11.4       11.6
1995          10.6          7.6         18.2       18.5      2001**         0.8         3.3           4.1        3.6
1996          -3.0          6.6          3.6        3.6
---------------------------------------------------------------------------------------------------------------------
 *Lehman Aggregate Bond Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 52 for dividend and capital gains information for the past five years.


SHORT-TERM BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                                             MARCH 1, 1994-;JUNE 30, 2001
--------------------------------------------------------     --------------------------------------------------------
                   SHORT-TERM BOND INDEX FUND     LEHMAN*                     SHORT-TERM BOND INDEX FUND      LEHMAN*
FISCAL      CAPITAL       INCOME        TOTAL      TOTAL     FISCAL      CAPITAL       INCOME        TOTAL      TOTAL
YEAR         RETURN       RETURN       RETURN     RETURN     YEAR         RETURN       RETURN       RETURN     RETURN
--------------------------------------------------------     --------------------------------------------------------
1994          -5.0%         4.6%        -0.4%      -0.2%     1998           1.7%         5.9%         7.6%       7.6%
1995           6.0          6.9         12.9       12.9      1999          -3.3          5.4          2.1        2.1
1996          -1.5          6.0          4.5        4.7      2000           2.4          6.4          8.8        8.9
1997           0.8          6.2          7.0        7.1      2001**         1.6          3.0          4.6        4.3
---------------------------------------------------------------------------------------------------------------------
 *Lehman 1-;5 Year Government/Credit Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 54 for dividend and capital gains information for the past five years.

INTERMEDIATE-TERM BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                                             MARCH 1, 1994-;JUNE 30, 2001
--------------------------------------------------------     --------------------------------------------------------
                   INTERMEDIATE-TERM BOND                                       INTERMEDIATE-TERM BOND
                         INDEX FUND              LEHMAN*                              INDEX FUND              LEHMAN*
FISCAL      CAPITAL       INCOME        TOTAL      TOTAL     FISCAL      CAPITAL       INCOME        TOTAL      TOTAL
YEAR         RETURN       RETURN       RETURN     RETURN     YEAR         RETURN       RETURN       RETURN     RETURN
--------------------------------------------------------     --------------------------------------------------------
1994          -8.2%         5.3%        -2.9%      -2.9%     1998           3.5%         6.6%        10.1%      10.1%
1995          13.3          7.8         21.1       21.4      1999          -9.0          6.0         -3.0       -2.9
1996          -3.9          6.5          2.6        2.7      2000           5.4          7.4         12.8       12.4
1997           2.4          7.0          9.4        9.4      2001**         0.9          3.3          4.2        3.7
---------------------------------------------------------------------------------------------------------------------
 *Lehman 5-;10 Year Government/Credit Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 55 for dividend and capital gains information for the past five years.

LONG-TERM BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                                             MARCH 1, 1994-;JUNE 30, 2001
--------------------------------------------------------     --------------------------------------------------------
                   LONG-TERM BOND INDEX FUND     LEHMAN*                        LONG-TERM BOND INDEX FUND     LEHMAN*
FISCAL      CAPITAL       INCOME        TOTAL      TOTAL     FISCAL      CAPITAL       INCOME        TOTAL      TOTAL
YEAR         RETURN       RETURN       RETURN     RETURN     YEAR         RETURN       RETURN       RETURN     RETURN

1994         -10.4%         5.9%        -4.5%      -4.6%     1998           5.5%         6.5%        12.0%      11.8%
1995          21.0          8.7         29.7       30.0      1999         -13.5          5.6         -7.9       -7.7
1996          -6.8          6.5         -0.3        0.1      2000           9.1          7.5         16.6       16.2
1997           6.9          7.4         14.3       14.5      2001**        -0.5          3.3          2.8        2.1
---------------------------------------------------------------------------------------------------------------------
 *Lehman Long Government/Credit Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 56 for dividend and capital gains information for the past five years.

FINANCIAL STATEMENTS
   JUNE 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, foreign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (58.5%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (17.9%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)                             7.20%              1/15/2010          $      52,000    $      55,467
Private Export Funding Corp.
  (U.S. Government Guaranteed)                             8.40%              7/31/2001                    225              226
U.S. Treasury Bond                                        6.125%              8/15/2029                    350              363
U.S. Treasury Bond                                        6.375%              8/15/2027                    200              213
U.S. Treasury Bond                                        6.625%              2/15/2027                181,640          198,950
U.S. Treasury Bond                                         6.75%              8/15/2026                157,575          174,858
U.S. Treasury Bond                                         7.25%              5/15/2016                    650              741
U.S. Treasury Bond                                         7.50%             11/15/2024                 36,525           43,851
U.S. Treasury Bond                                        7.625%             11/15/2022                158,675          191,399
U.S. Treasury Bond                                        7.875%              2/15/2021                 51,402           63,071
U.S. Treasury Bond                                         8.00%             11/15/2021                 69,750           86,901
U.S. Treasury Bond                                        8.125%    8/15/2019-8/15/2021                333,935          418,447
U.S. Treasury Bond                                         8.50%              2/15/2020                  4,570            5,906
U.S. Treasury Bond                                         8.75%    5/15/2017-8/15/2020                 67,990           89,776
U.S. Treasury Bond                                        8.875%    8/15/2017-2/15/2019                 26,535           34,866
U.S. Treasury Bond                                        9.125%              5/15/2018                  1,815            2,445
U.S. Treasury Bond                                         9.25%              2/15/2016                 74,210           99,210
U.S. Treasury Bond                                        9.375%              2/15/2006                  4,875            5,748
U.S. Treasury Bond                                        9.875%             11/15/2015                  5,865            8,184
U.S. Treasury Bond                                        10.00%              5/15/2010                 29,275           34,361
U.S. Treasury Bond                                       10.375%  11/15/2009-11/15/2012                178,720          211,367

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                       10.625%              8/15/2015          $       7,725    $      11,312
U.S. Treasury Bond                                        10.75%    2/15/2003-8/15/2005                418,260          460,668
U.S. Treasury Bond                                        11.25%              2/15/2015                  4,100            6,215
U.S. Treasury Bond                                       11.625%             11/15/2002                274,250          301,280
U.S. Treasury Bond                                        11.75%             11/15/2014                    900            1,275
U.S. Treasury Bond                                        12.00%              8/15/2013                    350              485
U.S. Treasury Bond                                        12.75%             11/15/2010                 74,380           96,747
U.S. Treasury Bond                                        13.25%              5/15/2014                  3,000            4,480
U.S. Treasury Bond                                        14.00%             11/15/2011                  3,420            4,830
U.S. Treasury Note                                        4.625%              2/28/2003                 30,000           30,197
U.S. Treasury Note                                         4.75%             11/15/2008                    165              159
U.S. Treasury Note                                         5.50%    2/28/2003-2/15/2008                215,430          219,060
U.S. Treasury Note                                        5.625%              5/15/2008                  4,300            4,390
U.S. Treasury Note                                         5.75%   11/30/2002-8/15/2003                 99,660          101,853
U.S. Treasury Note                                        5.875%   11/30/2001-9/30/2002                  4,600            4,653
U.S. Treasury Note                                        6.125%   12/31/2001-8/15/2007                 26,885           28,034
U.S. Treasury Note                                         6.25%    1/31/2002-2/15/2007                  8,210            8,452
U.S. Treasury Note                                         6.50%   10/15/2006-2/15/2010                 54,350           58,356
U.S. Treasury Note                                        6.625%    4/30/2002-5/15/2007                204,255          209,564
U.S. Treasury Note                                         7.00%              7/15/2006                  3,455            3,746
U.S. Treasury Note                                         7.25%              5/15/2004                  2,750            2,943
U.S. Treasury Note                                         7.50%              2/15/2005                  9,325           10,149
                                                                                                                  -------------
                                                                                                                  $   3,295,198
                                                                                                                  -------------

AGENCY BONDS AND NOTES (5.6%)
Federal Farm Credit Bank                                   4.80%              11/6/2003                 34,120           34,106
Federal Farm Credit Bank                                   5.75%               9/1/2005                    700              705
Federal Home Loan Bank                                    5.575%               9/2/2003                 64,000           65,115
Federal Home Loan Bank                                    5.675%              8/18/2003                 51,450           52,330
Federal Home Loan Bank                                     5.79%              4/27/2009                   900              884
Federal Home Loan Bank                                    5.865%               9/2/2008                 55,420           55,205
Federal Home Loan Bank                                     5.88%             11/25/2008                 15,300           14,924
Federal Home Loan Bank                                     6.50%   8/15/2007-11/13/2009                 42,560           44,062
Federal Home Loan Bank                                    7.625%              5/14/2010                 95,700          104,362
Federal Home Loan Bank                                     7.78%             10/19/2001                    500              506
Federal Home Loan Mortgage Corp.                           5.63%              1/10/2003                    625              632
Federal Home Loan Mortgage Corp.                           6.45%              4/29/2009                 23,000           22,814
Federal Home Loan Mortgage Corp.                          6.625%              9/15/2009                  1,400            1,448
Federal Home Loan Mortgage Corp.                          6.875%              1/15/2005                 74,500           78,358
Federal Home Loan Mortgage Corp.                           7.00%    2/15/2003-7/15/2005                165,305          174,616
Federal National Mortgage Assn.                            5.25%              1/15/2003                    750              759
Federal National Mortgage Assn.                            5.64%             12/10/2008                 25,000           24,088
Federal National Mortgage Assn.                            5.75%    4/15/2003-2/15/2008                 34,270           34,915
Federal National Mortgage Assn.                            5.90%               7/9/2003                 41,345           41,357
Federal National Mortgage Assn.                            5.91%              8/25/2003                 18,450           18,897
Federal National Mortgage Assn.                            5.97%               7/3/2003                 26,390           26,737
Federal National Mortgage Assn.                            6.00%              5/15/2008                    910              915
Federal National Mortgage Assn.                            6.09%              2/20/2009                 51,730           50,803
Federal National Mortgage Assn.                            6.18%              2/19/2009                 11,000           10,841
Federal National Mortgage Assn.                            6.25%               2/1/2011                 14,825           14,618
Federal National Mortgage Assn.                           6.375%              6/15/2009                  1,700            1,732
Federal National Mortgage Assn.                            6.40%              5/14/2009                 67,300           67,081
Federal National Mortgage Assn.                            6.50%    8/15/2004-4/29/2009                  3,760            3,861

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                           6.625%              9/15/2009          $        185               191
Federal National Mortgage Assn.                           7.125%    2/15/2005-1/15/2030                  1,110            1,180
Federal National Mortgage Assn.                            7.25%    1/15/2010-5/15/2030                  4,166            4,498
Federal National Mortgage Assn.                            8.00%               6/1/2030                  3,665            3,787
Federal National Mortgage Assn.                            8.50%               9/1/2030                     74               78
Federal National Mortgage Assn.                            6.50%               3/1/2029                    527              520
Federal National Mortgage Assn.                            7.50%               9/1/2029                    123              126
Government Trust Certificate                              9.625%              5/15/2002                     22               23
Resolution Funding Corp.                                  8.125%             10/15/2019                    550              662
Resolution Funding Corp.                                  8.625%              1/15/2030                    110              144
Resolution Funding Corp.                                  8.875%              7/15/2020                    280              360
Small Business Administration Variable Rate
  Interest Only Custodial Receipts                        2.719%              7/15/2017                  5,771              242
Tennessee Valley Auth.                                    5.375%             11/13/2008                 32,400           31,252
Tennessee Valley Auth.                                    6.235%              7/15/2045                    800              800
Tennessee Valley Auth.                                    7.125%              5/1/2030                  36,000           38,148
                                                                                                                  -------------
                                                                                                                  $   1,028,682
                                                                                                                  -------------
MORTGAGE-BACKED SECURITIES (35.0%)
Federal Home Loan Mortgage Corp.                           5.50%    12/1/2005-12/1/2028(1)              41,652           40,611
Federal Home Loan Mortgage Corp.                           6.00%     11/1/2002-5/1/2031(1)             538,030          526,589
Federal Home Loan Mortgage Corp.                           6.50%      6/1/2002-8/1/2029(1)             876,703          871,919
Federal Home Loan Mortgage Corp.                           7.00%      8/1/2001-1/1/2031(1)             616,904          624,008
Federal Home Loan Mortgage Corp.                           7.50%      8/1/2003-6/1/2031(1)             279,174          286,652
Federal Home Loan Mortgage Corp.                           8.00%      6/1/2003-3/1/2031(1)             147,101          152,707
Federal Home Loan Mortgage Corp.                           8.50%     9/1/2001-11/1/2030(1)              26,903           28,391
Federal Home Loan Mortgage Corp.                           9.00%      8/1/2001-4/1/2031(1)              18,146           19,226
Federal Home Loan Mortgage Corp.                           9.50%      4/1/2016-6/1/2025(1)               3,249            3,487
Federal Home Loan Mortgage Corp.                          10.00%      7/1/2009-4/1/2025(1)                 595              659
Federal Home Loan Mortgage Corp.                          10.50%    11/1/2003-12/1/2015(1)                  39               39
Federal Home Loan Mortgage Corp.                          11.25%               8/1/2014(1)                   8                9
Federal Housing Administration Project                     7.43%              10/1/2020(1)                 406              420
Federal National Mortgage Assn.                            5.50%     11/1/2008-2/1/2029(1)               4,149            3,920
Federal National Mortgage Assn.                            6.00%      3/1/2003-6/1/2031(1)             488,489          475,859
Federal National Mortgage Assn.                            6.50%      8/1/2001-6/1/2031(1)             728,276          720,161
Federal National Mortgage Assn.                            7.00%      9/1/2001-6/1/2031(1)             530,744          534,878
Federal National Mortgage Assn.                            7.50%      7/1/2001-4/1/2031(1)             438,086          447,849
Federal National Mortgage Assn.                            8.00%      5/1/2002-1/1/2031(1)             143,382          148,346
Federal National Mortgage Assn.                            8.50%      4/1/2006-4/1/2031(1)              49,531           52,202
Federal National Mortgage Assn.                            9.00%      9/1/2003-8/1/2030(1)               7,507            7,927
Federal National Mortgage Assn.                            9.50%    10/1/2001-11/1/2025(1)               6,427            6,786
Federal National Mortgage Assn.                           10.00%      8/1/2005-6/1/2022(1)                 776              842
Federal National Mortgage Assn.                           10.50%      5/1/2010-8/1/2020(1)                 255              283
Government National Mortgage Assn.                         5.50%   12/15/2028-1/15/2029(1)               2,849            2,677
Government National Mortgage Assn.                         6.00%     3/1/2009-6/15/2031(1)             121,987          118,734
Government National Mortgage Assn.                         6.50%   10/15/2007-6/15/2031(1)             355,857          353,379
Government National Mortgage Assn.                         7.00%    11/1/2007-6/15/2031(1)             389,807          394,562
Government National Mortgage Assn.                         7.50%    2/15/2007-2/15/2031(1)             299,548          307,903
Government National Mortgage Assn.                         8.00%  11/15/2001-12/15/2030(1)             207,355          215,553
Government National Mortgage Assn.                         8.50%    5/15/2010-2/15/2031(1)              51,339           53,816
Government National Mortgage Assn.                         9.00%   8/15/2001-11/15/2030(1)              36,928           38,935
Government National Mortgage Assn.                         9.50%     1/1/2004-9/15/2030(1)               9,574           10,314
Government National Mortgage Assn.                        10.00%    9/15/2003-8/15/2025(1)               1,662            1,845

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.                        10.50%    7/15/2015-1/15/2021(1)       $       1,098            1,227
Government National Mortgage Assn.                        11.50%   3/15/2010-11/15/2017(1)                 220              248
                                                                                                                  -------------
                                                                                                                  $   6,452,963
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $10,602,347)                                                                                              $  10,776,843
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (38.7%)
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.4%)
American Express Credit Card Master Trust                  6.40%              9/15/2002(1)       $      17,250    $      17,604
CIT RV Trust                                               5.96%              4/15/2011(1)              15,525           15,725
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.31%              9/25/2008(1)               8,847            9,000
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.38%              9/25/2008(1)              44,305           45,055
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.42%              9/25/2008(1)              48,180           48,953
Citibank Credit Card Master Trust                          5.50%              2/15/2004(1)                 350              352
Citibank Credit Card Master Trust                         5.875%              3/10/2011(1)               1,200            1,167
ComEd Transitional Funding Trust                           5.63%              6/25/2009(1)                 510              505
Discover Card Master Trust                                 5.65%             11/15/2004(1)              43,000           43,685
Discover Card Master Trust                                 5.90%              4/15/2002(1)                 450              456
First Bank Corp. Card Master Trust                         6.40%              2/15/2003(1)               5,030            5,089
First USA Credit Card Master Trust                         6.42%              3/17/2005(1)               9,450            9,627
Ford Credit Auto Owner Trust                               7.09%             11/17/2003(1)                 200              205
Ford Credit Auto Owner Trust                               7.40%              7/15/2003(1)              18,300           18,908
Honda Auto Lease Trust                                     6.65%              7/15/2005(1)              23,000           23,405
MBNA Master Credit Card Trust                              6.60%              6/15/2002(1)              15,065           15,355
PECO Energy Transition Trust                               5.63%               3/1/2005(1)              59,900           60,549
PECO Energy Transition Trust                               5.80%               3/1/2007(1)              12,289           12,439
PECO Energy Transition Trust                               6.05%               3/1/2009(1)              15,075           15,132
PP&L Transition Bond Co. LLC                               6.96%             12/26/2007(1)               9,000            9,412
PP&L Transition Bond Co. LLC                               7.15%              6/25/2009(1)                 850              888
Providian Master Trust                                     6.60%              4/15/2007(1)              20,000           20,514
Public Service Electric & Gas Co.                          6.89%             12/15/2017(1)              20,000           20,169
Sears Credit Account Master Trust                          6.05%              2/15/2004(1)              19,500           19,842
Sears Credit Account Master Trust                          6.35%              2/16/2007(1)              30,000           30,583
Standard Credit Card Master Trust                          6.55%              10/7/2005(1)               2,850            2,897
Standard Credit Card Master Trust                          8.25%              11/7/2003(1)               1,020            1,032
                                                                                                                  -------------
                                                                                                                  $     448,548
                                                                                                                  -------------
FINANCE (12.7%)
ABN-AMRO Bank                                             7.125%             10/15/2093                  1,000              939
AXA SA                                                     8.60%             12/15/2030                 28,000           30,729
Abbey National Capital Trust I                            8.963%             12/29/2049                  9,000           10,125
Abbey National PLC                                         7.95%             10/26/2029                 25,490           28,069
Allstate Corp.                                             7.20%              12/1/2009                 10,700           11,038
American General Capital II                                8.50%               7/1/2030                 12,740           14,150
American General Finance Corp.                             6.20%              3/15/2003                  3,100            3,160
American General Finance Corp.                            6.375%               3/1/2003                    900              920
American General Finance Corp.                             7.45%               7/1/2002                  1,575            1,619
Associates Corp.                                           5.75%             10/15/2003                    700              708
Associates Corp.                                           6.00%              12/1/2002                    200              203
Associates Corp.                                           6.20%              5/16/2005                  1,000            1,008
Associates Corp.                                           6.44%              1/15/2004                  1,625            1,667

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Associates Corp.                                           6.50%              8/15/2002          $       3,000    $       3,058
Associates Corp                                            6.50%             10/15/2002                 11,975           12,229
BBVA-Bancomer Capital Trust I                             10.50%              2/16/2011(2)              48,700           53,570
BT Capital Trust B                                         7.90%              1/15/2027                  1,100            1,094
Banc One Corp.                                            7.875%               8/1/2010                    150              161
Bank of America Corp.                                      8.50%              1/15/2007                  5,000            5,524
Bank of New York                                           7.30%              12/1/2009                  2,000            2,081
Bank of New York                                          7.875%             11/15/2002                  1,500            1,563
Bank of New York Capital I                                 7.97%             12/31/2026                  3,225            3,265
BankAmerica Corp.                                         6.625%              6/15/2004                  5,350            5,520
BankAmerica Corp.                                          7.20%              9/15/2002                    400              412
BankAmerica Corp.                                          7.50%             10/15/2002                  6,150            6,368
BankAmerica Corp.                                         7.625%              6/15/2004                  1,630            1,724
BankAmerica Corp.                                         7.875%              12/1/2002                  2,000            2,085
BankAmerica Corp.                                         10.00%               2/1/2003                  4,900            5,272
Barclays Bank PLC                                         7.375%             12/15/2011(2)              14,000           13,970
Barclays Bank PLC                                          8.55%              6/15/2011(2)              18,500           20,055
Bear, Stearns & Co., Inc.                                 6.625%              1/15/2004                  3,000            3,045
Bombardier Capital Corp.                                  6.125%              6/29/2006(2)              29,300           28,960
Camden Property Trust                                      7.00%             11/15/2006                  6,250            6,280
Capital One Bank                                          6.875%               2/1/2006                 45,000           43,927
Capital One Bank                                           8.25%              6/15/2005                  7,500            7,764
Case Credit Corp.                                          6.15%               3/1/2002                 37,650           35,391
Centerpoint Properties                                     7.90%              1/15/2003                 13,000           13,421
Chase Capital I                                            7.67%              12/1/2026                 11,100           10,996
The Chase Manhattan Corp.                                  5.75%              4/15/2004                  5,975            6,020
The Chase Manhattan Corp.                                  6.00%              11/1/2005                  3,815            3,826
The Chase Manhattan Corp.                                 7.125%               2/1/2007                  1,650            1,728
The Chase Manhattan Corp.                                 8.125%              6/15/2002                  1,410            1,457
Chemical Banking Corp.                                     7.25%              9/15/2002                  2,565            2,642
Citicorp                                                   7.00%               7/1/2007                    400              417
Citicorp                                                  7.125%              3/15/2004                  1,550            1,612
Citicorp                                                  7.125%               6/1/2003                    135              140
Citicorp                                                   7.25%              10/1/2010                  9,400            9,756
Citicorp                                                  8.625%              12/1/2002                  4,500            4,729
Citicorp Lease Pass-Through Trust                          7.22%              6/15/2005(1)(2)            5,495            5,681
Citicorp Lease Pass-Through Trust                          8.04%             12/15/2019(2)              18,250           18,631
Citigroup Inc.                                             6.20%              3/15/2009                    140              138
Citigroup Inc.                                             6.75%              12/1/2005                 36,750           37,931
CNA Financial Corp.                                        6.50%              4/15/2005                 27,305           26,601
Commercial Credit Corp.                                    5.90%               9/1/2003                    550              560
Commercial Credit Corp.                                   6.625%             11/15/2006                  2,000            2,049
Commercial Credit Corp.                                   6.625%               6/1/2015                    850              864
Commercial Mortgage Lease-Backed Certificates             6.746%              6/20/2031                 10,501           10,209
Conseco Inc.                                               9.00%             10/15/2006                 26,625           24,695
CoreStates Capital Corp.                                  6.625%              3/15/2005                  6,900            7,034
CoreStates Capital Corp.                                  9.375%              4/15/2003                  1,750            1,880
Countrywide Funding Corp.                                  6.28%              1/15/2003                  2,000            2,033
Countrywide Funding Corp.                                  7.26%              5/10/2004                  2,000            2,082
Countrywide Funding Corp.                                  8.25%              7/15/2002                  9,872           10,193
Countrywide Home Loan                                      6.45%              2/27/2003                  1,000            1,020
Dean Witter, Discover & Co.                                6.75%             10/15/2013                    800              778
Dean Witter, Discover & Co.                               6.875%               3/1/2003                  1,800            1,858

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette, Inc.                         6.50%               6/1/2008          $       7,000    $       6,900
Donaldson, Lufkin & Jenrette, Inc.                        6.875%              11/1/2005                  2,095            2,173
Donaldson, Lufkin & Jenrette, Inc.                         8.00%               3/1/2005                  5,000            5,322
Equitable Companies Inc.                                   7.00%               4/1/2028                  4,310            4,089
Fidelity Investments                                       7.49%              6/15/2019(2)               1,000            1,045
Fifth Third Bancorp                                        6.75%              7/15/2005                  5,000            5,176
First Bank NA                                              7.55%              6/15/2004                 10,000           10,536
First Bank System                                         7.625%               5/1/2005                  5,000            5,289
First Chicago Corp.                                       6.875%              6/15/2003                  5,000            5,166
First Chicago Corp.                                       7.625%              1/15/2003                  2,400            2,493
First Chicago Corp.                                        8.25%              6/15/2002                  5,000            5,174
First Industrial                                          7.375%              3/15/2011(2)              11,500           11,400
First Union Bank NA                                        8.00%             12/15/2026(2)              14,000           13,799
First Union Corp.                                         6.625%              7/15/2005                    390              398
First Union Corp.                                          7.55%              8/18/2005                  5,000            5,277
First Union Corp.                                          8.00%             11/15/2002                    100              104
First Union Corp.                                         8.125%              6/24/2002                  2,900            2,999
Fleet Boston Financial Corp.                               7.25%              9/15/2005                 37,175           38,985
Fleet Capital Trust II                                     7.92%             12/11/2026                  3,790            3,756
Fleet Financial Group, Inc.                               6.875%               3/1/2003                  1,100            1,133
Fleet Financial Group, Inc.                               7.125%              4/15/2006                  5,700            5,936
Fleet/Norstar Group                                       8.125%               7/1/2004                  4,600            4,930
Ford Motor Credit Co.                                     6.875%               2/1/2006                 76,300           77,325
Ford Motor Credit Co.                                     7.375%             10/28/2009                 12,700           12,890
Ford Motor Credit Co.                                     7.375%               2/1/2011                 13,650           13,792
Ford Motor Credit Co.                                      7.50%              1/15/2003                  1,000            1,033
Ford Motor Credit Co.                                      7.50%              3/15/2005                  1,250            1,299
Ford Motor Credit Co.                                      7.75%             11/15/2002                  1,650            1,708
Ford Motor Credit Co.                                      7.75%              3/15/2005                  2,385            2,493
Ford Motor Credit Co.                                      8.00%              6/15/2002                  2,850            2,928
General Electric Capital Corp.                             8.30%              9/20/2009                    275              310
General Motors Acceptance Corp.                            5.80%              3/12/2003                 94,500           95,394
General Motors Acceptance Corp.                           6.625%             10/15/2005                    900              911
General Motors Acceptance Corp.                           7.125%               5/1/2003                  1,300            1,339
General Motors Acceptance Corp.                            7.48%              2/28/2003                  1,000            1,032
General Motors Acceptance Corp.                            7.75%              1/19/2010                 46,600           48,722
General Motors Acceptance Corp.                            8.50%               1/1/2003                  6,200            6,479
HRPT Properties Trust                                      6.75%             12/18/2002                 16,250           16,369
HSBC Capital Funding                                     10.176%             12/29/2049(2)              14,000           17,220
Household Finance Corp.                                   5.875%               2/1/2009                    360              339
Household Finance Corp.                                    6.40%              6/17/2008                  5,715            5,556
Household Finance Corp.                                    6.45%               2/1/2009                  2,430            2,367
Household Finance Corp.                                    6.50%              1/24/2006                 60,000           60,824
Household Finance Corp.                                    6.70%              6/15/2002                  1,500            1,528
Household Finance Corp.                                    7.25%              7/15/2003                  1,000            1,034
Household Finance Corp.                                    7.65%              5/15/2007                  3,250            3,444
ING Capital Funding Trust III                             8.439%             12/31/2010                 30,500           32,559
JDN Realty Corp.                                           6.80%               8/1/2004                 12,810           11,529
JP Morgan Chase & Co.                                      6.50%               8/1/2005                  3,625            3,700
Jackson National Life Insurance Co.                        8.15%              3/15/2027(2)               6,000            6,339
John Hancock Global Funding II                            5.625%              6/27/2006(2)              33,350           32,778
John Hancock Global Funding II                             7.90%               7/2/2010(2)              20,000           21,614
Lehman Brothers Holdings Inc.                              6.25%               4/1/2003                 25,650           26,088
Lehman Brothers Holdings Inc.                              6.25%              5/15/2006                105,000          104,647

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                             6.625%               2/5/2006          $      15,550    $      15,717
Lehman Brothers Holdings Inc.                             6.625%              2/15/2008                  4,675            4,639
Lehman Brothers Holdings Inc.                              7.25%              4/15/2003                 11,000           11,335
Lehman Brothers Holdings Inc.                             7.375%              1/15/2007                  5,000            5,175
Lehman Brothers Holdings Inc.                             7.625%               6/1/2006                  5,000            5,244
Lehman Brothers Holdings Inc.                              7.75%              1/15/2005                 24,800           26,106
Liberty Financial Co.                                      6.75%             11/15/2008                 11,000           10,836
Liberty Properties                                         7.25%              3/15/2011                 32,750           32,186
MBNA America Bank NA                                       7.75%              9/15/2005                 33,000           34,319
MONY Group Inc.                                            8.35%              3/15/2010                    400              414
Mack-Cali Realty                                           7.00%              3/15/2004                 15,000           15,181
Mack-Cali Realty                                           7.25%              3/15/2009                  2,175            2,126
Mack-Cali Realty                                           7.75%              2/15/2011                  8,900            8,964
Manufacturers & Traders Bank                               8.00%              10/1/2010                 14,000           14,859
Mellon Bank NA                                             6.50%               8/1/2005                  5,300            5,444
Mellon Bank NA                                             6.75%               6/1/2003                  2,775            2,866
Mellon Bank NA                                            7.375%              5/15/2007                  3,500            3,731
Mellon Capital II                                         7.995%              1/15/2027                  6,650            6,827
Mellon Financial Co.                                       5.75%             11/15/2003                  4,400            4,464
Merrill Lynch & Co., Inc.                                  5.88%              1/15/2004                  7,100            7,139
Merrill Lynch & Co., Inc.                                  6.00%              2/17/2009                  9,300            8,996
Merrill Lynch & Co., Inc.                                  6.64%              9/19/2002                  2,995            3,058
Merrill Lynch & Co., Inc.                                 6.875%             11/15/2018                  3,750            3,694
Merrill Lynch & Co., Inc.                                  7.00%              3/15/2006                    300              310
Merrill Lynch & Co., Inc.                                  8.30%              11/1/2002                  2,735            2,840
Monumental Global Funding II-A                             6.05%              1/19/2006(2)              28,500           28,445
Morgan Stanley, Dean Witter Discover & Co.                5.625%              1/20/2004                  4,000            4,012
Morgan Stanley, Dean Witter Discover & Co.                 6.10%              4/15/2006                 37,450           37,372
Morgan Stanley, Dean Witter Discover & Co.                6.375%               8/1/2002                  7,000            7,115
Morgan Stanley, Dean Witter Discover & Co.                 6.75%              4/15/2011                  3,600            3,571
Morgan Stanley, Dean Witter Discover & Co.                 7.00%              10/1/2013                    700              695
NAC Re Corp.                                               7.15%             11/15/2005                  1,500            1,539
National City Corp.                                        7.20%              5/15/2005                 10,000           10,390
National Westminster Bancorp Inc.                         9.375%             11/15/2003                  3,950            4,324
Nationsbank Corp.                                         6.375%              2/15/2008                  1,500            1,470
NationsBank Corp.                                          6.95%              3/20/2006                  3,000            3,095
NationsBank Corp.                                          7.25%             10/15/2025                  1,625            1,583
NationsBank Corp.                                          7.50%              9/15/2006                  1,000            1,059
NationsBank Corp.                                         8.125%              6/15/2002                  3,000            3,102
NB Capital Trust II                                        7.83%             12/15/2026                  5,000            4,864
NB Capital Trust IV                                        8.25%              4/15/2027                  3,400            3,453
Norwest Corp.                                              5.75%               2/1/2003                  4,000            4,051
Norwest Corp.                                              6.65%             10/15/2023                     40               37
Norwest Financial, Inc.                                    6.25%              11/1/2002                  1,000            1,018
Oversea-Chinese Banking                                    7.75%               9/6/2011(2)              19,000           18,961
PNC Funding Corp.                                          7.00%               9/1/2004                  5,500            5,729
PNC Funding Corp.                                          7.50%              11/1/2009                  2,000            2,095
PNC Funding Corp.                                          7.95%             12/15/2026(2)               9,000            8,947
PaineWebber Group, Inc.                                   6.375%              5/15/2004                    850              868
PaineWebber Group, Inc.                                    6.50%              11/1/2005                    500              510
PaineWebber Group, Inc.                                   7.875%              2/15/2003                  2,250            2,345
Petrobras International Finance Co. Ltd.                   9.75%               7/6/2011(2)              15,200           15,162
Pitney Bowes Credit Corp.                                  9.25%              6/15/2008                  2,000            2,238
Principal Life Global Funding I                           6.125%               3/1/2006(2)              15,500           15,583

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                         6.625%               3/1/2029          $       5,000    $       4,406
Realty Income Corp.                                        7.75%               5/6/2007                  3,000            2,971
Reckson Operating Partnership LP                           7.75%              3/15/2009                 16,400           16,256
Republic New York Corp.                                    7.75%              5/15/2009                  4,300            4,510
Republic New York Corp.                                    9.70%               2/1/2009                  5,000            5,821
Salomon Smith Barney Holdings Inc.                        5.875%              3/15/2006                 25,350           25,099
Salomon Smith Barney Holdings Inc.                         6.50%             10/15/2002                  5,300            5,422
Salomon Smith Barney Holdings Inc.                         7.20%               2/1/2004                  6,000            6,220
Salomon Smith Barney Holdings Inc.                        7.375%              5/15/2007                  2,000            2,096
Sears, Roebuck & Co. Acceptance Corp.                     6.125%              1/15/2006                  5,500            5,414
Sears, Roebuck & Co. Acceptance Corp.                      6.63%               7/9/2002                  1,600            1,622
Security Capital Pacific Trust                             8.05%               4/1/2017                  4,300            4,164
Shurgard Storage Centers, Inc.                             7.50%              4/25/2004                  6,000            6,138
Shurgard Storage Centers, Inc.                             7.75%              2/22/2011(2)              32,350           32,365
Simon DeBartolo Group, Inc.                                6.75%              7/15/2004                 10,000           10,014
Simon DeBartolo Group, Inc.                                6.75%              6/15/2005                    265              262
Spear, Leeds & Kellogg, LP                                 8.25%              8/15/2005(2)              45,000           48,385
Standard Chartered Bank                                    8.00%              5/30/2031(2)              17,000           17,126
Summit Bancorp                                            8.625%             12/10/2002                  5,000            5,263
Summit Properties Inc.                                     6.80%              8/15/2002                  3,500            3,540
Summit Properties Inc.                                     6.95%              8/15/2004                 17,500           17,635
Summit Properties Inc.                                     7.20%              8/15/2007                  4,450            4,376
SunTrust Banks, Inc.                                       6.00%              2/15/2026                  5,000            4,931
SunTrust Banks, Inc.                                      7.375%               7/1/2002                  5,000            5,137
SunTrust Banks, Inc.                                      7.375%               7/1/2006                  3,500            3,679
SunTrust Capital                                           7.90%              6/15/2027                  2,085            2,073
Susa Partnership LP                                        7.00%              12/1/2007                  1,050            1,022
Susa Partnership LP                                        7.50%              12/1/2027                  5,025            4,224
Swiss Bank Corp.                                           7.00%             10/15/2015                    750              763
Swiss Bank Corp.                                          7.375%              7/15/2015                  2,000            2,100
Swiss Bank Corp.                                          7.375%              6/15/2017                  1,600            1,686
Synovus Financial Corp.                                    7.25%             12/15/2005                 16,500           17,099
Takefuji Corp.                                             9.20%              4/15/2011(2)              18,600           19,323
Toyota Motor Credit Corp.                                 5.625%             11/13/2003                  3,750            3,799
Travelers Property Casualty Corp.                          7.75%              4/15/2026                  1,000            1,046
UBS Preferred Funding Trust I                             8.622%              10/1/2010                 24,500           26,462
Union Planters Corp.                                       7.75%               3/1/2011                 28,500           29,391
US Bancorp                                                6.875%              12/1/2004                 25,350           26,141
US Bancorp                                                 8.27%             12/15/2026                  3,250            3,325
Wachovia Corp.                                            6.375%              4/15/2003                    110              113
Wachovia Corp.                                            6.625%             11/15/2006                    750              764
Wachovia Corp.                                             6.80%               6/1/2005                 10,000           10,278
Waddell & Reed Financial                                   7.50%              1/18/2006                 41,250           41,817
Washington Mutual Bank                                    6.875%              6/15/2011                 56,050           55,588
Washington Mutual Finance Corp.                            6.25%              5/15/2006                 41,500           41,517
Wells Fargo & Co.                                         6.125%              11/1/2003                  5,000            5,100
Wells Fargo & Co.                                          6.25%              4/15/2008                    915              896
Wells Fargo & Co.                                          6.50%               9/3/2002                 40,200           41,075
Zurich Capital Trust                                      8.376%               6/1/2037(2)               3,500            3,586
                                                                                                                  -------------
                                                                                                                  $  2,348,447
                                                                                                                  -------------

INDUSTRIAL (17.5%)
AOL Time Warner                                           6.125%              4/15/2006                 39,000           38,942
AOL Time Warner                                            6.75%              4/15/2011                 10,000            9,823
AOL Time Warner                                           7.625%              4/15/2031                 33,700           33,700

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                 8.35%              1/15/2025          $       2,350    $       2,383
AT&T Wireless                                              7.35%               3/1/2006(2)              30,700           31,179
AT&T Wireless                                             7.875%               3/1/2011(2)              13,200           13,219
AT&T Wireless                                              8.75%               3/1/2031(2)              19,500           20,407
Ahold Finance USA Inc.                                     6.25%               5/1/2009                 10,000            9,506
Ahold Finance USA Inc.                                     8.25%              7/15/2010                 16,850           18,147
Alcoa Inc.                                                 7.25%               8/1/2005                  5,000            5,260
Alcoa Inc.                                                7.375%               8/1/2010                 12,350           12,994
American Airlines Inc.
  (Equipment Trust Certificates)                          6.817%              5/23/2011(2)              15,300           15,464
American Airlines Inc.
  (Equipment Trust Certificates)                          6.855%              4/15/2009                  9,573            9,940
American Airlines Inc.
  (Equipment Trust Certificates)                          7.024%             10/15/2009                  6,400            6,488
Ameritech Capital Funding                                  7.50%               4/1/2005                  4,950            5,178
Amoco Canada Petroleum Co.                                 6.75%              2/15/2005                    145              150
Anadarko Petroleum Corp.                                   7.50%               5/1/2031(2)              21,000           21,315
Anheuser-Busch Cos., Inc.                                  6.75%             12/15/2027                  1,600            1,563
Anheuser-Busch Cos., Inc.                                  7.10%              6/15/2007(1)               5,050            5,255
Anheuser-Busch Cos., Inc.                                 7.125%               7/1/2017                  3,850            3,909
Anheuser-Busch Cos., Inc.                                 7.375%               7/1/2023                    800              802
Apache Corp.                                              7.625%               7/1/2019                  7,500            7,732
Apogent Technologies                                       8.00%               4/1/2011(2)              18,500           18,214
Applied Materials, Inc.                                    8.00%               9/1/2004                  1,625            1,713
Archer-Daniels-Midland Co.                                 6.25%              5/15/2003                  1,000            1,017
Auburn Hills                                              12.00%               5/1/2020                    770            1,052
Baker Hughes Inc.                                         6.875%              1/15/2029                 17,150           16,459
Bayer Corp.                                                6.65%              2/15/2028(2)               1,300            1,198
Bell Atlantic Corp.                                        7.00%              6/15/2013                  4,000            3,936
BellSouth Capital Funding                                  6.04%             11/15/2026                  1,350            1,354
Black & Decker Corp.                                      7.125%               6/1/2011(2)              19,000           18,766
Black & Decker Corp.                                       7.50%               4/1/2003                 27,800           28,682
The Boeing Co.                                            6.625%              2/15/2038                 11,000           10,248
The Boeing Co.                                             8.75%              8/15/2021                  1,800            2,156
Borg-Warner Automotive                                    7.125%              2/15/2029                  3,000            2,622
British Aerospace                                         7.156%             12/15/2011(2)              15,000           15,300
British Aerospace                                          8.50%              6/10/2002(2)               3,000            3,097
British Telecommunications PLC                            7.625%             12/15/2005                 69,600           72,970
Burlington Northern Santa Fe Corp.                        6.375%             12/15/2005                  6,750            6,772
Burlington Northern Santa Fe Corp.                         6.53%              7/15/2037                    850              867
Burlington Northern Santa Fe Corp.                         7.25%               8/1/2097                  4,450            4,072
Burlington Northern Santa Fe Corp.                         9.25%              10/1/2006                    750              842
C.R. Bard, Inc.                                            6.70%              12/1/2026                 13,650           13,772
CSX Corp.                                                  9.00%              8/15/2006                    700              775
CVS Corp.                                                  5.50%              2/15/2004                 16,750           16,682
Canadian National Railway Co.                              6.80%              7/15/2018                 13,750           13,004
Canadian National Railway Co.                              6.90%              7/15/2028                  4,100            3,833
Caterpillar, Inc.                                         7.375%               3/1/2097                  8,900            8,325
Caterpillar, Inc.                                          9.00%              4/15/2006                  1,600            1,789
Celulosa Arauco                                           8.625%              8/15/2010                 16,000           16,479
Cemex SA de CV                                            8.625%              7/18/2003(2)              38,000           40,090
Cemex SA de CV                                            9.625%              10/1/2009                 10,000           10,800
Chevron Phillips Chemical Co.                              7.00%              3/15/2011                  7,000            6,912
China Telecom                                             7.875%              11/2/2004                 43,200           45,838
CIGNA Corp.                                               7.875%              5/15/2027                 13,875           14,060
CIGNA Corp.                                                8.30%              1/15/2033                    835              878
Clear Channel Communications                               7.25%              9/15/2003                 53,000           54,566

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications                               7.65%              9/15/2010          $      22,105    $      22,790
Clear Channel Communications                              7.875%              6/15/2005                 11,975           12,557
Comcast Cablevision                                       6.375%              1/30/2006                 27,000           27,079
Comcast Cablevision                                       8.125%               5/1/2004                 11,350           11,987
Comcast Cablevision                                       8.875%               5/1/2017                  3,300            3,678
Computer Sciences Corp.                                    6.75%              6/15/2006                 17,000           16,825
Conrail Corp.                                              9.75%              6/15/2020                  1,680            1,975
Continental Airlines, Inc.
  (Equipment Trust Certificates)                          6.648%              3/15/2019                 10,084            9,867
Continental Airlines, Inc. Pass-Through Trust              6.41%              4/15/2007(1)                 758              768
Continental Cablevision                                   8.875%              9/15/2005                  5,700            6,200
Cox Communication Inc.                                     7.75%              11/1/2010                 14,700           15,361
Cox Enterprises                                           7.875%              9/15/2010(2)              25,000           25,810
Cyprus AMAX Minerals Co.                                  7.375%              5/15/2007                  6,000            5,746
Dayton Hudson Corp.                                        6.65%               8/1/2028                  5,600            5,195
Dayton Hudson Corp.                                        6.75%               1/1/2028                  1,000              940
Dayton Hudson Corp.                                        9.75%               7/1/2002                  1,000            1,047
Deere & Co.                                                8.50%               1/9/2022                    985            1,100
Delhaize America Inc.                                     7.375%              4/15/2006(2)               8,700            8,901
Delhaize America Inc.                                     8.125%              4/15/2011(2)              10,700           11,148
Delhaize America Inc.                                      9.00%              4/15/2031(2)              12,100           13,108
Delta Air Lines, Inc. (Equipment Trust Certificates)       8.54%               1/2/2007(1)               3,184            3,265
The Walt Disney Co.                                        7.55%              7/15/2093                  2,597            2,585
Dow Chemical Co.                                          7.375%              11/1/2029                  7,000            7,186
Dow Chemical Co.                                           8.50%               6/8/2010                  2,500            2,746
ERAC USA Finance Co.                                       7.35%              6/15/2008(2)              18,000           17,846
ERAC USA Finance Co.                                       7.95%             12/15/2009(2)              14,200           14,416
ERAC USA Finance Co.                                       8.00%              1/15/2011(2)              25,000           25,497
Eastman Chemical Co.                                      6.375%              1/15/2004                 12,000           11,829
Eastman Chemical Co.                                       7.25%              1/15/2024                  3,700            3,116
Eastman Chemical Co.                                       7.60%               2/1/2027                  2,988            2,603
Embotelladora Andina SA                                   7.875%              10/1/2097                 10,200            7,638
Falconbridge Ltd.                                          7.35%              11/1/2006                  1,000            1,005
Federated Department Stores, Inc.                         6.125%               9/1/2001                    500              501
Federated Department Stores, Inc.                          6.90%               4/1/2029                  5,500            4,984
Federated Department Stores, Inc.                          7.00%              2/15/2028                  6,060            5,561
Federated Department Stores, Inc.                         8.125%             10/15/2002                  5,280            5,447
Federated Department Stores, Inc.                          8.50%              6/15/2003                  3,000            3,150
FedEx Corp.                                               6.875%              2/15/2006                 11,300           11,465
First Data Corp.                                          6.375%             12/15/2007                  1,000            1,015
First Data Corp.                                          6.625%               4/1/2003                  7,735            7,959
Ford Capital BV                                            9.50%               6/1/2010                    825              939
Ford Motor Co.                                             7.45%              7/16/2031                 11,000           10,551
Ford Motor Co.                                             9.98%              2/15/2047                  8,860           11,025
Ford Motor Credit Co.                                     6.375%               2/1/2029                 16,750           14,021
France Telecom                                             7.20%               3/1/2006(2)              20,500           20,928
France Telecom                                             7.75%               3/1/2011(2)               2,500            2,549
France Telecom                                             8.50%               3/1/2031(2)              16,150           16,938
GTE Corp.                                                  6.36%              4/15/2006                  1,045            1,052
GTE Corp.                                                  7.83%               5/1/2023                  4,000            4,027
GTE Corp.                                                  8.75%              11/1/2021                  3,935            4,537
GTE Corp.                                                  9.10%               6/1/2003                    225              241
GTE Florida, Inc.                                          6.31%             12/15/2002                  5,000            5,081
GTE South Inc.                                            6.125%              6/15/2007                 11,000           10,906

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                       7.00%              6/15/2003          $       2,500    $       2,571
Georgia-Pacific Corp.                                      7.50%              5/15/2006                 21,000           20,913
Grand Metropolitan Investment Corp.                        9.00%              8/15/2011                  2,225            2,605
Grupo Televisa SA                                         8.625%               8/8/2005                 39,000           40,950
Gulf Canada Resources                                     7.125%              1/15/2011                  1,850            1,905
Hanson Overseas                                           7.375%              1/15/2003                  7,100            7,273
Harrahs Operating Co., Inc.                               7.125%               6/1/2007(2)               7,000            6,927
Harrahs Operating Co., Inc.                                7.50%              1/15/2009                 16,285           16,100
Healthcare Services Group                                  7.75%              6/15/2011(2)              10,000            9,844
Heinz Co.                                                 6.625%              7/15/2011(2)              20,500           20,299
Hertz Corp.                                                7.40%               3/1/2011                 23,000           23,311
Hutchison Whampoa International Ltd.                       7.00%              2/16/2011(2)              23,200           23,036
Illinois Central Railroad Co.                              6.75%              5/15/2003                  8,345            8,509
Ingersoll-Rand Co.                                         6.25%              5/15/2006                 33,500           33,555
International Business Machines Corp.                      6.45%               8/1/2007                  1,000            1,019
International Business Machines Corp.                      7.00%             10/30/2025                    650              645
International Business Machines Corp.                     7.125%              12/1/2096                 11,560           11,079
International Flavors & Fragrances                         6.45%              5/15/2006(2)              29,200           29,138
International Paper Co.                                   6.875%              11/1/2023                  5,000            4,507
International Paper Co.                                   7.875%               8/1/2006                  2,265            2,393
Kellogg Co.                                                6.00%               4/1/2006(2)              25,000           24,816
Kellogg Co.                                                7.45%               4/1/2031(2)               8,000            7,986
Kmart Corp.                                               9.375%               2/1/2006                 23,500           22,971
Kmart Corp.                                               9.875%              6/15/2008(2)              22,700           22,246
Koninklijke Ahold NV                                       8.62%              1/31/2021(2)              17,500           17,675
Kroger Co.                                                7.625%              9/15/2006                 15,250           16,077
Kroger Co.                                                 7.65%              4/15/2007                  7,550            7,996
Kroger Co.                                                 8.00%              9/15/2029                  4,950            5,111
Kroger Co.                                                 8.15%              7/15/2006                  2,700            2,902
Lafarge Corp.                                             6.375%              7/15/2005                  2,000            1,959
Lockheed Martin Corp.                                      7.65%               5/1/2016                  5,000            5,127
Mach One CDO, Ltd.                                         6.70%              3/15/2030                  5,013            4,988
Marconi Corp. PLC                                          7.75%              9/15/2010                 24,350           22,045
Marconi Corp. PLC                                         8.375%              9/15/2030                  5,795            4,900
Masco Corp.                                                6.00%               5/3/2004                 13,450           13,418
Masco Corp.                                                6.75%              3/15/2006                 30,000           30,153
May Department Stores Co.                                  9.75%              2/15/2021                  1,680            1,990
May Department Stores Co.                                 9.875%              12/1/2002                  1,775            1,884
Fred Meyer, Inc.                                          7.375%               3/1/2005                 14,500           14,982
Michigan Bell Telephone Co.                                7.50%              2/15/2023                  1,610            1,574
Millennium America Inc.                                    9.25%              6/15/2008(2)               5,000            5,000
Mobil Corp.                                               7.625%              2/23/2033                    920              934
Navistar International Corp.                              9.375%               6/1/2006(2)               5,000            5,050
New England Telephone & Telegraph Co.                     6.875%              10/1/2023                  2,815            2,585
New England Telephone & Telegraph Co.                     7.875%             11/15/2029                  6,150            6,560
New England Telephone & Telegraph Co.                      9.00%               8/1/2031                  3,750            4,054
New Jersey Bell Telephone Co.                             6.625%               4/1/2008                    190              188
New York Telephone Co.                                    6.125%              1/15/2010                  1,250            1,204
New York Telephone Co.                                     7.25%              2/15/2024                  5,000            4,753
News America Holdings Inc.                                 7.75%              1/20/2024                  2,000            1,886
News America Holdings Inc.                                 8.00%             10/17/2016                  9,250            9,157
News America Holdings Inc.                                 8.25%             10/17/2096                  2,000            1,872
News America Holdings Inc.                                 8.50%              2/15/2005                  2,600            2,756
News America Holdings Inc.                                8.875%              4/26/2023                  7,905            8,347

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
News America Holdings Inc.                                 9.25%               2/1/2013          $       3,341    $       3,746
Noble Drilling Corp.                                       6.95%              3/15/2009                  6,000            5,957
Noble Drilling Corp.                                       7.50%              3/15/2019                 11,000           10,857
Noranda Inc.                                               7.00%              7/15/2005                  1,045            1,039
Noranda Inc.                                               7.50%              7/15/2003                  7,825            7,987
Norfolk Southern Corp.                                     7.70%              5/15/2017                  3,500            3,586
Norfolk Southern Corp.                                     7.80%              5/15/2027                  4,375            4,501
Norfolk Southern Corp.                                     7.90%              5/15/2097                  1,750            1,727
Norfolk Southern Corp.                                    8.375%              5/15/2005                 25,625           27,330
NorthWest Airlines (Equipment Trust Certificates)         6.841%               4/1/2011                  9,500            9,507
Pacific Bell Telephone Co.                                 7.25%               7/1/2002                    250              255
Pearson PLC                                                7.00%              6/15/2011(2)              18,200           17,880
Petro Geo-Services                                         6.25%             11/19/2003                  2,500            2,460
Petro Geo-Services                                        6.625%              3/30/2008                  7,675            7,040
Petro Geo-Services                                         7.50%              3/31/2007                 12,510           12,142
Petro Geo-Services                                         8.15%              7/15/2029                  3,500            3,226
Petrobras International Finance Co. Ltd.                  9.875%               5/9/2008(2)              15,150           15,283
Petro-Canada                                              7.875%              6/15/2026                 10,000           10,450
Petro-Canada                                               9.25%             10/15/2021                 22,700           26,899
Petroliam Nasional Bhd.                                   7.625%             10/15/2026(2)               7,575            6,667
Petroliam Nasional Bhd.                                   8.875%               8/1/2004(2)              17,450           18,760
Pharmacia Corp.                                            5.75%              12/1/2005                 17,390           17,376
Pharmacia Corp.                                            6.60%              12/1/2028                  4,000            3,823
Philip Morris Cos., Inc.                                   6.00%              7/15/2001                    110              110
Philip Morris Cos., Inc.                                   7.00%              7/15/2005                  6,650            6,792
Philip Morris Cos., Inc.                                   7.20%               2/1/2007                  1,450            1,493
Philip Morris Cos., Inc.                                   8.25%             10/15/2003                  1,900            2,005
Phillips Petroleum Co.                                     8.49%               1/1/2023                  2,100            2,152
Phillips Petroleum Co.                                     8.50%              5/25/2005                 53,850           58,358
Phillips Petroleum Co.                                     8.75%              5/25/2010                 13,250           15,073
Pohang Iron & Steel Co. Ltd.                              7.125%              7/15/2004                  5,250            5,386
Potash Corp. of Saskatchewan                               7.75%              5/31/2011                 12,200           12,450
Praxair, Inc.                                              6.75%               3/1/2003                  1,000            1,022
Praxair, Inc.                                              6.90%              11/1/2006                 10,750           11,062
Quest Diagnostics Inc.                                     6.75%              7/12/2006                 15,000           14,843
Quest Diagnostics Inc.                                     7.50%              7/12/2011                 10,000            9,950
Qwest Capital Funding Inc.                                 7.25%              2/15/2011(2)              44,000           43,395
Qwest Capital Funding Inc.                                 7.75%              2/15/2031(2)              16,200           15,717
Republic Service Inc.                                     7.125%              5/15/2009                  9,990            9,885
Rohm & Haas Co.                                            6.95%              7/15/2004                  7,200            7,387
Rohm & Haas Co.                                            7.40%              7/15/2009                    495              513
Rohm & Haas Co.                                            9.80%              4/15/2020(1)               4,228            4,966
Safeway Inc.                                               6.85%              9/15/2004                 19,300           19,809
Samsung Electronics America                                9.75%               5/1/2003(2)               5,000            5,322
Sears, Roebuck & Co.                                       6.25%              1/15/2004                  2,700            2,721
Sears, Roebuck & Co.                                      9.375%              11/1/2011                  1,845            2,103
Southwestern Bell Telephone Co.                            5.75%               9/1/2004                  2,000            1,978
Southwestern Bell Telephone Co.                            7.25%              7/15/2025                 10,650           10,282
Southwestern Bell Telephone Co.                           7.625%               3/1/2023                  8,355            8,408
Sprint Capital Corp.                                      6.875%             11/15/2028                 22,520           18,935
Sprint Capital Corp.                                      7.125%              1/30/2006                  8,300            8,385
Sprint Capital Corp.                                      7.625%              1/30/2011                 19,300           18,945
Stora Enso Oyj                                            7.375%              5/15/2011                  7,800            7,888
TCI Communications, Inc.                                  6.375%               5/1/2003                 43,475           44,064

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc.                                  7.875%               8/1/2013          $      10,950    $      11,403
TCI Communications, Inc.                                   8.00%               8/1/2005                    990            1,048
TCI Communications, Inc.                                   8.65%              9/15/2004                  5,000            5,360
TCI Communications, Inc.                                  9.875%              6/15/2022                    500              608
Telecomunicaciones de Puerto Rico                          6.65%              5/15/2006                 11,600           11,345
Telecomunicaciones de Puerto Rico                          6.80%              5/15/2009                  4,600            4,307
Telefonica de Argentina                                   9.125%               5/7/2008(2)              14,250           13,110
Telefonica de Argentina                                  11.875%              11/1/2004                  1,135            1,206
Telefonica Europe BV                                       7.35%              9/15/2005                 15,500           16,067
Telefonos de Mexico SA                                     8.25%              1/26/2006(2)              58,000           59,607
Telus Corp.                                                7.50%               6/1/2007                 22,000           22,577
Telus Corp.                                                8.00%               6/1/2011                 36,100           36,734
Texaco Capital Corp.                                       7.50%               3/1/2043                    850              845
Texaco Capital Corp.                                       8.25%              10/1/2006                  2,300            2,550
Texaco Capital Corp.                                      8.875%               9/1/2021                    705              863
Texas Instruments Inc.                                    6.125%               2/1/2006                  6,300            6,281
Time Warner Entertainment                                 8.375%              3/15/2023                  8,150            8,857
Time Warner, Inc.                                          7.57%               2/1/2024                  1,500            1,480
Time Warner, Inc.                                          7.75%              6/15/2005                  9,600           10,090
Time Warner, Inc.                                         7.975%              8/15/2004                 11,759           12,432
Time Warner, Inc.                                         9.125%              1/15/2013                  1,000            1,151
Tosco Corp.                                                7.80%               1/1/2027                  1,650            1,717
Tosco Corp.                                               8.125%              2/15/2030                 21,100           22,950
TPSA Finance BV                                            7.75%             12/10/2008(2)               8,350            8,234
Transocean Sedco Forex Inc.                               6.625%              4/15/2011                 14,000           13,765
Transocean Sedco Forex Inc.                                7.50%              4/15/2031                 16,000           15,990
Tyco International Group SA                               6.375%              2/15/2006                 11,625           11,733
Tyco International Group SA                               6.875%              1/15/2029                 17,000           15,893
Union Carbide Corp.                                        6.70%               4/1/2009                  2,000            2,006
Union Carbide Corp.                                        6.75%               4/1/2003                  3,500            3,600
Union Carbide Corp.                                        7.75%              10/1/2096                  7,350            7,355
Union Carbide Corp.                                       7.875%               4/1/2023                  4,755            5,053
Union Oil of California                                   6.375%               2/1/2004                  2,000            2,033
Union Oil of California                                    7.20%              5/15/2005                  5,700            5,903
Union Pacific Corp.                                       6.125%              1/15/2004                  1,000            1,000
Union Pacific Corp.                                        7.00%               2/1/2016                  1,450            1,417
Union Pacific Corp.                                       8.625%              5/15/2022                  3,040            3,182
United Air Lines                                          7.032%              10/1/2010                 61,415           62,849
United Technologies Corp.                                  6.70%               8/1/2028                 10,992           10,474
United Technologies Corp.                                 8.875%             11/15/2019                  4,000            4,752
US Airways Pass-Through Trust                              8.11%              2/20/2017                 30,043           31,946
US West Capital Funding, Inc.                             6.125%              7/15/2002                  3,000            3,031
US West Communications Inc.                               6.875%              9/15/2033                    165              140
US West Communications Inc.                                7.20%              11/1/2004                 20,200           20,705
US West Communications Inc.                               7.625%               6/9/2003                 23,400           24,280
Verizon Global Funding Corp.                               6.75%              12/1/2005(2)              57,000           58,411
Verizon Global Funding Corp.                               7.25%              12/1/2010(2)              17,000           17,310
Verizon Global Funding Corp.                               7.75%              12/1/2030(2)               8,800            9,034
Viacom Inc.                                                6.40%              1/30/2006                  3,800            3,852
Viacom Inc.                                                7.75%               6/1/2005                 18,200           19,294
Viacom Inc.                                               7.875%              7/30/2030                 21,350           22,385
Vodafone AirTouch PLC                                     7.625%              2/15/2005                 37,800           39,691
Vodafone Airtouch PLC                                      7.75%              2/15/2010                  4,510            4,737
Vodafone Airtouch PLC                                     7.875%              2/15/2030                 12,750           13,287

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                                            5.58%               5/1/2006(2)       $      41,600    $      41,082
Wal-Mart Stores                                            7.55%              2/15/2030                 28,000           30,503
Westvaco Corp.                                             8.20%              1/15/2030                 12,050           11,940
Williams Cos., Inc.                                        7.75%              6/15/2031                 24,700           23,963
WorldCom Inc.                                              6.25%              8/15/2003                 12,000           12,075
WorldCom Inc.                                              6.40%              8/15/2005                    180              177
WorldCom Inc.                                              7.50%              5/15/2011                 10,000            9,728
WorldCom Inc.                                              7.55%               4/1/2004                    425              432
WorldCom Inc.                                             7.875%              5/15/2003                 31,750           32,765
WorldCom Inc.                                              8.00%              5/15/2006                 11,550           11,926
WorldCom Inc.                                              8.25%              5/15/2031                 30,000           29,494
                                                                                                                  -------------
                                                                                                                  $   3,218,824
                                                                                                                  -------------
UTILITIES (6.1%)
AEP Resources Inc.                                         6.50%              12/1/2003(2)              43,025           43,776
Allegheny Energy Supply                                    7.80%              3/15/2011(2)              15,500           15,611
American Electric Power                                   6.125%              5/15/2006                 15,000           14,805
Arizona Public Service Co.                                5.875%              2/15/2004                  6,500            6,471
Arizona Public Service Co.                                 7.25%               8/1/2023                  2,150            1,992
Cincinnati Gas & Electric Co.                              6.45%              2/15/2004                  2,000            2,003
CMS Panhandle Holding Co.                                 6.125%              3/15/2004                  4,300            4,251
CMS Panhandle Holding Co.                                  6.50%              7/15/2009                  9,900            9,092
CMS Panhandle Holding Co.                                  7.00%              7/15/2029                  5,825            4,971
Coastal Corp.                                              6.50%              5/15/2006                  1,250            1,232
Coastal Corp.                                              6.50%               6/1/2008                  8,400            8,102
Coastal Corp.                                              7.42%              2/15/2037                  8,000            7,512
Coastal Corp.                                              7.75%             10/15/2035                  6,600            6,452
Coastal Corp.                                             8.125%              9/15/2002                  2,300            2,368
Coastal Corp.                                             9.625%              5/15/2012                  4,700            5,413
Commonwealth Edison                                       7.375%              9/15/2002                  7,500            7,710
Consolidated Edison Co. of New York, Inc.                 6.375%               4/1/2003                  5,000            5,062
Consolidated Edison Co. of New York, Inc.                 6.625%             12/15/2002                 48,500           48,546
Detroit Edison                                             7.50%               2/1/2005                  4,000            4,149
Dominion Fiber Ventures, LLC                               7.05%              3/15/2005(2)              20,000           19,933
Dominion Resources Capital Trust III                       8.40%              1/15/2031                 22,150           22,630
Dominion Resources Inc.                                   8.125%              6/15/2010                  5,350            5,759
Duke Energy Field Services                                 7.50%              8/16/2005                 11,000           11,411
Duke Energy Field Services                                7.875%              8/16/2010                 14,000           14,707
Dynegy Holdings Inc.                                      6.875%               4/1/2011                 22,500           22,066
Edison Mission                                            9.875%              4/15/2011                 38,000           36,005
El Paso Energy Corp.                                       6.75%              5/15/2009                 13,850           13,358
Enron Corp.                                                6.40%              7/15/2006                  8,250            8,204
Enron Corp.                                               6.625%             11/15/2005                  1,375            1,387
Enron Corp.                                                6.75%               8/1/2009                 10,445           10,316
Enron Corp.                                               6.875%             10/15/2007                  7,500            7,509
Enron Corp.                                               7.125%              5/15/2007                  6,100            6,180
Enron Corp.                                               7.625%              9/10/2004                  2,000            2,076
Enterprise Products Partners LP                            7.50%               2/1/2011                 37,200           36,944
Enterprise Products Partners LP                            8.25%              3/15/2005                 42,600           44,471
Florida Power & Light                                     6.875%              12/1/2005                 20,500           21,185
FPL Group Capital                                         7.625%              9/15/2006                  5,000            5,289
HNG Internorth                                            9.625%              3/15/2006                  4,680            5,225
HQI Transelec Chile SA                                    7.875%              4/15/2011(2)              17,000           16,967
Illinois Power Co.                                         7.50%              7/15/2025                  4,200            3,795
Israel Electric Corp.                                      7.25%             12/15/2006(2)                200               203

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Israel Electric Corp.                                      7.75%               3/1/2009(2)       $      18,500    $      18,762
Israel Electric Corp.                                      7.95%              5/30/2011(2)              19,000           19,190
Israel Electric Corp.                                      8.10%             12/15/2096(2)               9,100            7,216
KN Energy, Inc.                                            6.45%               3/1/2003                  9,200            9,334
Keyspan Corp.                                              7.25%             11/15/2005                 18,500           19,396
Korea Electric Power                                       7.00%               2/1/2007                  8,000            7,954
Korea Electric Power                                       7.75%               4/1/2013                 18,100           18,095
NRG Energy Inc.                                            7.75%               4/1/2011                  5,000            5,067
NRG Energy Inc.                                           8.625%               4/1/2031                  7,750            8,101
NRG Northeast Generating                                  9.292%             12/15/2024                 22,500           24,176
National Rural Utility Co.                                 5.00%              10/1/2002                 11,700           11,741
National Rural Utility Co.                                 6.20%               2/1/2008                 18,000           17,628
Northern States Power Co.                                 7.125%               7/1/2025                  5,000            4,823
Pacific Gas & Electric Co.                                 6.25%               8/1/2003                  5,000            4,250
Pacific Gas & Electric Co.                                 6.75%              10/1/2023                    150              123
Pennsylvania Power & Light Co.                             6.50%               4/1/2005                    135              136
PPL Capital Funding                                        7.75%              4/15/2005                 57,700           59,396
Progress Energy Inc.                                       6.75%               3/1/2006                 24,600           25,029
Public Service Electric & Gas Co.                          6.50%               5/1/2004                    170              172
Public Service Electric & Gas Co.                         6.875%              4/15/2006(2)              23,500           23,616
Public Service Electric & Gas Co.                         8.625%              4/15/2031(2)               8,500            9,034
Reliant Energy Resources                                   7.75%              2/15/2011                 30,000           30,095
Reliant Energy Resources                                  8.125%              7/15/2005                 33,000           34,342
Sempra Energy                                              6.80%               7/1/2004                 40,000           39,701
Sempra Energy                                              6.95%              12/1/2005                 46,000           45,316
Southern California Edison Co.                            5.625%              10/1/2002                  4,000            3,480
Southern Natural Gas                                       7.35%              2/15/2031                  8,500            8,237
Tenaga Nasional                                            7.50%              1/15/2096(2)              10,600            7,420
Texas Utilities Co.                                       6.375%              6/15/2006                 39,000           38,555
Texas Utilities Co.                                       7.875%               3/1/2023                  2,075            2,035
Texas Utilities Co.                                        8.25%               4/1/2004                  4,900            5,185
Texas Utilities Co.                                        8.75%              11/1/2023                    180              186
Union Electric Power Co.                                   6.75%               5/1/2008                     40               40
Virginia Electric & Power Co.                             6.625%               4/1/2003                  2,300            2,355
Virginia Electric & Power Co.                              6.75%              10/1/2023                 17,000           15,351
Williams Communications Group, Inc.                        8.25%              3/15/2004(2)              42,000           41,937
XCEL Energy Inc.                                           7.00%              12/1/2010                  5,000            4,989
Yosemite Security Trust                                    8.25%             11/15/2004(2)              32,000           32,984
                                                                                                                  -------------
                                                                                                                  $   1,120,585
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $7,031,976)                                                                                               $   7,136,404
-------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(1.5%)
-------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank                                     7.375%             12/14/2002          $         145    $         150
Inter-American Development Bank                           7.125%              3/15/2023                    975              979
Inter-American Development Bank                            8.50%              3/15/2011                  2,705            3,174
KFW International Finance, Inc.                           7.625%              2/15/2004                 11,650           12,386
Province of British Columbia                               7.00%              1/15/2003                  2,550            2,633
Province of Manitoba                                      6.125%              1/19/2004                  8,000            8,198
Province of Manitoba                                      6.875%              9/15/2002                 13,369           13,749
Province of Manitoba                                       9.25%               4/1/2020                  2,645            3,387
Province of Manitoba                                      9.625%              12/1/2018                  3,500            4,571
Province of New Brunswick                                  6.75%              8/15/2013                    210              215
Province of New Brunswick                                  8.75%               5/1/2022                  5,100            6,242

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Province of New Brunswick                                  9.75%              5/15/2020          $       8,500    $     11,214
Province of Newfoundland                                   7.32%             10/13/2023                  8,050           8,437
Province of Newfoundland                                   9.00%               6/1/2019                  1,400           1,700
Province of Ontario                                       7.375%              1/27/2003                    915             950
Province of Quebec                                        7.125%               2/9/2024                  1,030           1,045
Province of Saskatchewan                                  6.625%              7/15/2003                 19,750          20,295
Province of Saskatchewan                                  7.125%              3/15/2008                  1,200           1,267
Province of Saskatchewan                                  7.375%              7/15/2013                  1,800           1,969
Province of Saskatchewan                                   8.00%              7/15/2004                 15,950          17,007
Republic of Chile                                         6.875%              4/28/2009                 12,600          12,461
Republic of Colombia                                       9.75%               4/9/2011                 20,800          21,318
Republic of Finland                                       7.875%              7/28/2004                 10,300          11,101
Republic of Portugal                                       5.75%              10/8/2003                 19,350          19,679
Republic of South Africa                                   8.50%              6/23/2017                  4,556           4,416
Republic of South Africa                                  9.125%              5/19/2009                  4,625           4,979
State of Qatar                                             9.50%              5/21/2009(2)              17,850          20,455
State of Qatar                                             9.75%              6/15/2030(2)              27,500          31,077
United Mexican States                                     8.125%             12/30/2019                 25,725          24,310
United Mexican States                                     9.875%               2/1/2010                    225             247
United Mexican States Value Recovery Rights                   --              6/30/2003                 38,725             407
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (COST $255,902)                                                                                                 $    270,018
-------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.6%)
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account--Note F                        4.06%-4.07%               7/2/2001          $     423,157    $    423,157
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account                                      4.07%               7/2/2001          $     245,537    $    245,537
-------------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $668,694)                                                                                                      668,694
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.3%)
  (COST $18,558,919)                                                                                                18,851,959
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
-------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                   420,835
Liabilities--Note F                                                                                                   (856,044)
                                                                                                                  -------------
                                                                                                                  $   (435,209)
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                 $ 18,416,750
===============================================================================================================================
  *See Note A in Notes to Financial Statements.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Security  exempt  from  registration under Rule 144A of the Securities Act of
   1933. These securities may be sold  in transactions exempt from registration, normally to qualified institutiona l buyers.  At June 30, 2001, the aggregate value of these securities was $1,618,345,000,representing 8.8% of net assets.
CDO--Collateralized Debt Obligation.

--------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $18,205,165
Undistributed Net Investment Income --
Accumulated Net Realized Losses                                         (81,455)
Unrealized Appreciation--Note E                                         293,040
--------------------------------------------------------------------------------
NET ASSETS                                                          $18,416,750
================================================================================

Investor Shares--Net Assets
  Applicable to 1,297,487,112 outstanding
  $.001 par value shares of beneficial interest
     (unlimited authorization)                                      $13,025,372
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                          $     10.04
================================================================================

Institutional Shares--Net Assets
  Applicable to 537,047,570 outstanding
  $.001 par value shares of beneficial interest
     (unlimited authorization)                                      $ 5,391,378
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                     $     10.04
================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (47.2%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (36.3%)
U.S. Treasury Bond                                        9.375%              2/15/2006          $          50    $          59
U.S. Treasury Bond                                        10.75%    2/15/2003-8/15/2005                105,876          117,054
U.S. Treasury Bond                                       11.125%              8/15/2003                 25,500           28,928
U.S. Treasury Bond                                       11.625%             11/15/2002                 88,100           96,783
U.S. Treasury Bond                                       11.875%             11/15/2003                  8,400            9,772
U.S. Treasury Bond                                       12.375%              5/15/2004                  8,850           10,663
U.S. Treasury Note                                        5.625%             12/31/2002                 55,400           56,591
U.S. Treasury Note                                         5.75%             11/30/2002                 35,625           36,409
U.S. Treasury Note                                        6.625%    5/31/2002-5/15/2007                 23,425           24,006
U.S. Treasury Note                                         7.25%              5/15/2004                 86,625           92,703
U.S. Treasury Note                                         7.50%    5/15/2002-2/15/2005                 65,900           70,203
U.S. Treasury Note                                        7.875%             11/15/2004                    975            1,068
U.S. Treasury Note                                        13.75%              8/15/2004                  7,775            9,790
                                                                                                                  -------------
                                                                                                                  $     554,029
                                                                                                                  -------------
AGENCY NOTES (10.9%)
Federal Farm Credit Bank                                   4.80%              11/6/2003                 10,000            9,996
Federal Home Loan Bank                                    5.575%               9/2/2003                  4,300            4,375
Federal Home Loan Bank                                     5.60%               9/2/2003                 10,000           10,159
Federal Home Loan Bank                                    5.605%               3/3/2003                  1,150            1,164
Federal Home Loan Bank                                     5.63%               9/2/2003                 10,000           10,165
Federal Home Loan Bank                                     5.66%              1/13/2003                 10,000           10,123
Federal Home Loan Bank                                    5.675%              8/18/2003                  3,000            3,051
Federal Home Loan Bank                                     5.86%              4/28/2003                  1,900            1,934
Federal Home Loan Bank                                     7.31%              6/16/2004                  1,250            1,328
Federal Home Loan Mortgage Corp.                           4.75%             12/14/2001                    265              266
Federal Home Loan Mortgage Corp.                           5.00%              1/15/2004                 50,500           50,634
Federal Home Loan Mortgage Corp.                           5.89%              7/17/2003                  7,000            7,004
Federal Home Loan Mortgage Corp.                           6.52%               1/2/2002                     75               76
Federal Home Loan Mortgage Corp.                          6.875%              1/15/2005                 16,000           16,828
Federal Home Loan Mortgage Corp.                           7.00%              7/15/2005                 14,000           14,789
Federal National Mortgage Assn.                           5.125%              2/13/2004                    489              491
Federal National Mortgage Assn.                           5.625%              5/14/2004                    580              589
Federal National Mortgage Assn.                            5.75%              4/15/2003                  3,060            3,124
Federal National Mortgage Assn.                            5.90%               7/9/2003                 13,800           13,804
Federal National Mortgage Assn.                            5.91%              8/25/2003                  2,600            2,663
Federal National Mortgage Assn.                            5.97%               7/3/2003                  4,000            4,053
                                                                                                                  -------------
                                                                                                                  $     166,616
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $711,369)                                                                                                 $     720,645
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (49.2%)
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.1%)
American Express Credit Card Master Trust                  6.40%              9/15/2002(1)       $       1,030    $       1,051
CIT RV Trust                                               5.96%              4/15/2011(1)               1,200            1,215
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.31%              9/25/2008(1)               1,000            1,017
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.38%              9/25/2008(1)              10,500           10,678
California Infrastructure & Econ. Dev. Bank SP
  Trust PG&E                                               6.42%              9/25/2008(1)               7,400            7,519
Citibank Credit Card Master Trust                          5.30%               1/7/2004(1)                 400              400

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Master Trust                          5.50%              2/15/2004(1)       $       1,000    $       1,005
Discover Card Master Trust                                 5.30%              2/15/2002(1)                 260              261
Discover Card Master Trust                                 5.65%             11/15/2004(1)               3,200            3,251
Discover Card Master Trust                                 5.90%              4/15/2002(1)                 600              609
First Bank Corp. Card Master Trust                         6.40%              2/15/2003(1)               1,000            1,012
First USA Credit Card Master Trust                         5.28%              1/20/2004(1)                 245              246
Ford Credit Auto Owner Trust                               7.40%              7/15/2003(1)               1,450            1,498
MBNA Master Credit Card Trust                              5.80%              7/15/2003(1)                 300              304
PECO Energy Transition Trust                               5.63%               3/1/2005(1)               4,400            4,448
PECO Energy Transition Trust                               5.80%               3/1/2007(1)               2,220            2,247
PP&L Transition Bonds                                      6.96%             12/26/2007(1)               1,000            1,046
Providian Master Trust                                     6.60%              4/15/2007(1)               7,000            7,180
Sears Credit Account Master Trust                          6.35%              2/16/2007(1)               2,500            2,549
                                                                                                                  -------------
                                                                                                                  $      47,536
                                                                                                                  -------------
FINANCE (15.9%)
American General Finance Corp.                             7.45%               7/1/2002                    425              437
Aristar Inc.                                               6.30%              10/1/2002                  1,000            1,015
Associates Corp.                                           6.50%              8/15/2002                  1,150            1,172
Associates Corp.                                           6.50%             10/15/2002                  1,250            1,277
Associates Corp.                                           7.75%              2/15/2005                  4,300            4,545
Bank of Nova Scotia                                       6.875%               5/1/2003                    750              772
Bank One Corp.                                            7.625%               8/1/2005                  5,500            5,827
BBVA-Bancomer Capital Trust I                             10.50%              2/16/2011(2)               6,000            6,600
BankAmerica Corp.                                          6.20%              2/15/2006                  1,600            1,602
BankAmerica Corp.                                         6.625%              6/15/2004                    800              825
BankAmerica Corp.                                         7.125%               5/1/2006                  1,750            1,819
BankAmerica Corp.                                         7.625%              6/15/2004                    870              920
BankAmerica Corp.                                         7.875%              12/1/2002                  1,500            1,564
BankAmerica Corp.                                         10.00%               2/1/2003                    700              753
Bear, Stearns & Co., Inc.                                  6.20%              3/30/2003                  3,455            3,506
Bombardier Capital Corp.                                  6.125%              6/29/2006(2)               2,350            2,323
Bradley Operating LP                                       7.00%             11/15/2004                  2,000            1,891
CIT Group Holdings, Inc.                                   6.50%              6/14/2002                    165              168
CNA Financial Corp.                                        6.50%              4/15/2005                  2,000            1,948
Cabot Industrial Properties LP                            7.125%               5/1/2004                    430              436
Capital One Bank                                          6.875%               2/1/2006                  5,500            5,369
Capital One Bank                                           8.25%              6/15/2005                  2,000            2,070
Case Credit Corp.                                          6.15%               3/1/2002                  3,025            2,843
Centerpoint Properties                                     7.90%              1/15/2003                  2,500            2,581
The Chase Manhattan Corp.                                  6.00%              11/1/2005                  1,610            1,615
The Chase Manhattan Corp.                                 7.625%              1/15/2003                  2,000            2,082
The Chase Manhattan Corp.                                 8.625%               5/1/2002                    500              517
Chemical Banking Corp.                                     7.25%              9/15/2002                  1,500            1,545
Citicorp                                                  7.125%              3/15/2004                  3,000            3,120
Citicorp                                                  7.625%               5/1/2005                  7,500            7,931
Citigroup Inc.                                             5.80%              3/15/2004                    340              344
Commercial Credit Corp.                                   7.875%              7/15/2004                  2,000            2,118
CoreStates Capital Corp.                                  6.625%              3/15/2005                  2,400            2,446
Countrywide Funding                                        8.25%              7/15/2002                  1,250            1,291
Countrywide Home Loan                                      7.45%              9/16/2003                  4,500            4,692
Dean Witter, Discover & Co.                               6.875%               3/1/2003                    400              413
Donaldson, Lufkin & Jenrette, Inc.                        6.875%              11/1/2005                  4,000            4,148
Donaldson, Lufkin & Jenrette, Inc.                         8.00%               3/1/2005                  2,500            2,661
East Asia Financial Holding                                7.50%               2/1/2011(2)               5,000            5,085

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
First Chicago Corp.                                       7.625%              1/15/2003          $         600    $         623
First Chicago Corp.                                        8.25%              6/15/2002                  1,345            1,392
First Union Corp.                                          8.00%             11/15/2002                  2,000            2,085
First Union Corp.                                         8.125%              6/24/2002                  1,600            1,654
Fleet Boston Financial Corp.                               7.25%              9/15/2005                  3,000            3,146
Fleet Financial Group, Inc.                               7.125%              4/15/2006                  1,300            1,354
Fleet/Norstar Group                                       8.125%               7/1/2004                    900              964
Ford Motor Credit Co.                                     6.625%              6/30/2003                  1,500            1,537
Ford Motor Credit Co.                                     6.875%               2/1/2006                 14,800           14,999
Ford Motor Credit Co.                                      7.50%              1/15/2003                  1,525            1,576
General Electric Capital Corp.                             6.35%              9/15/2001                    300              301
General Motors Acceptance Corp.                            5.80%              3/12/2003                  4,450            4,492
General Motors Acceptance Corp.                           5.875%              1/22/2003                    400              403
Household Finance Corp.                                    6.50%              1/24/2006                 11,500           11,658
Household Finance Corp.                                   7.625%              1/15/2003                  3,000            3,100
HRPT Properties Trust                                      6.75%             12/18/2002                  1,250            1,259
John Hancock Global Funding II                            5.625%              6/27/2006(2)               2,700            2,654
JP Morgan Chase & Co.                                      6.50%               8/1/2005                  1,200            1,225
Lehman Brothers Holdings Inc.                              6.25%              5/15/2006                  4,000            3,987
Lehman Brothers Holdings Inc.                             6.625%               2/5/2006                  5,260            5,317
Lehman Brothers Holdings Inc.                              7.25%              4/15/2003                  4,000            4,122
Lehman Brothers Holdings Inc.                              7.75%              1/15/2005                  5,700            6,000
Mack-Cali Realty                                           7.00%              3/15/2004                  2,000            2,024
MBNA America Bank NA                                       7.75%              9/15/2005                  4,750            4,940
Mellon Bank NA                                             6.50%               8/1/2005                  3,000            3,082
Mellon Bank NA                                             6.75%               6/1/2003                    225              232
Merrill Lynch & Co., Inc.                                  5.88%              1/15/2004                  2,500            2,514
Merrill Lynch & Co., Inc.                                  6.55%               8/1/2004                    100              102
Monumental Global Funding II-A                             6.05%              1/19/2006(2)               3,500            3,493
Morgan Stanley, Dean Witter & Co.                         5.625%              1/20/2004                  1,265            1,269
Morgan Stanley, Dean Witter & Co.                          6.10%              4/15/2006                  1,150            1,148
NAC Re Corp.                                               7.15%             11/15/2005                  2,500            2,565
NationsBank Corp.                                         8.125%              6/15/2002                  1,000            1,034
Norwest Financial, Inc.                                    7.00%              1/15/2003                    110              113
PaineWebber Group, Inc.                                   6.375%              5/15/2004                  2,500            2,553
PaineWebber Group, Inc.                                   7.875%              2/15/2003                    250              261
PNC Funding Corp.                                          7.00%               9/1/2004                  2,000            2,083
Principal Life Global Funding I                           6.125%               3/1/2006(2)               2,000            2,011
Salomon Smith Barney Holdings Inc.                        5.875%              3/15/2006                  6,000            5,941
Salomon Smith Barney Holdings Inc.                        6.125%              1/15/2003                    125              127
Salomon Smith Barney Holdings Inc.                         6.50%             10/15/2002                  5,000            5,116
Salomon Smith Barney Holdings Inc.                        6.875%              6/15/2005                  3,300            3,383
Sears, Roebuck & Co. Acceptance Corp.                      6.75%              9/15/2005                  3,000            3,038
Simon DeBartolo Group, Inc.                                6.75%              7/15/2004                  4,000            4,005
Spear, Leeds & Kellogg, LP                                 8.25%              8/15/2005(2)               4,000            4,301
Summit Properties Inc.                                     6.80%              8/15/2002                  1,500            1,517
SunTrust Banks, Inc.                                      7.375%               7/1/2006                  4,500            4,730
Swiss Bank Corp.                                           6.75%              7/15/2005                  1,500            1,542
Synovus Financial Corp.                                    7.25%             12/15/2005                  1,350            1,399
Waddell & Reed Financial                                   7.50%              1/18/2006                  3,750            3,802
Washington Mutual Finance Corp.                            6.25%              5/15/2006                  3,500            3,501
Wells Fargo & Co.                                          6.50%               9/3/2002                  5,200            5,313
                                                                                                                  -------------
                                                                                                                  $     243,258
                                                                                                                  -------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL (21.9%)
AOL Time Warner                                           6.125%              4/15/2006          $       7,000    $       6,990
AT&T Wireless                                              7.35%               3/1/2006(2)              11,000           11,172
Alcoa Inc.                                                 7.25%               8/1/2005                  6,750            7,100
Applied Materials, Inc.                                    8.00%               9/1/2004                    150              158
Archer-Daniels-Midland Co.                                 6.25%              5/15/2003                    250              254
Black & Decker Corp.                                       7.50%               4/1/2003                  3,200            3,301
British Telecommunications PLC                            7.625%             12/15/2005                  5,750            6,028
Burlington Northern Santa Fe Corp.                        6.375%             12/15/2005                  3,000            3,010
Cemex SA de CV                                            8.625%              7/18/2003(2)               9,800           10,339
China Telecom                                             7.875%              11/2/2004                 13,500           14,324
Clear Channel Communications                               7.25%              9/15/2003                  9,000            9,266
Clear Channel Communications                              7.875%              6/15/2005                  8,850            9,280
Comcast Cablevision                                       6.375%              1/30/2006                  5,000            5,015
Conoco Inc.                                                5.90%              4/15/2004                  3,500            3,528
Continental Airlines, Inc. Pass-Through Trust              6.41%              4/15/2007(1)               1,516            1,537
Continental Cablevision                                   8.875%              9/15/2005                  5,400            5,874
CVS Corp.                                                  5.50%              2/15/2004                  4,000            3,984
Delhaize America Inc.                                     7.375%              4/15/2006(2)               6,000            6,138
Federated Department Stores, Inc.                          8.50%              6/15/2003                  3,000            3,150
FedEx Corp.                                               6.875%              2/15/2006                  3,700            3,754
First Data Corp.                                          6.625%               4/1/2003                  4,200            4,321
France Telecom                                             7.20%               3/1/2006(2)               6,000            6,125
Georgia Pacific                                            7.50%              5/15/2006                  2,000            1,992
Grupo Televisa SA                                         8.625%               8/8/2005                  5,000            5,250
Hanson Overseas                                           7.375%              1/15/2003                  1,250            1,280
Illinois Central Railroad Co.                              6.75%              5/15/2003                  3,000            3,059
Ingersoll-Rand Co.                                         6.25%              5/15/2006                  2,700            2,704
International Flavors & Fragrances                         6.45%              5/15/2006(2)               2,400            2,395
Kellogg Co.                                                6.00%               4/1/2006(2)               5,000            4,963
Kmart Corp.                                               9.375%               2/1/2006                  2,500            2,444
Kroger Co.                                                7.625%              9/15/2006                  8,000            8,434
Lafarge Corp.                                             6.375%              7/15/2005                  4,500            4,407
Lockheed Martin Corp.                                      6.50%              4/15/2003                  1,000            1,018
MASCO Corp.                                                6.75%              3/15/2006                  6,000            6,031
Fred Meyer, Inc.                                          7.375%               3/1/2005                  2,000            2,066
News America Holdings Inc.                                 8.50%              2/15/2005                  2,400            2,544
Noranda Inc.                                               7.00%              7/15/2005                  3,000            2,984
Noranda Inc.                                              8.125%              6/15/2004                  1,000            1,033
Noranda Inc.                                              8.625%              7/15/2002                    500              513
Norfolk Southern Corp.                                    8.375%              5/15/2005                  2,150            2,293
Pacific Bell Telephone Co.                                 7.00%              7/15/2004                  3,175            3,285
Pacific Bell Telephone Co.                                 7.25%               7/1/2002                    450              460
Petro Geo-Services                                         6.25%             11/19/2003                  3,000            2,952
Petroliam Nasional Bhd.                                   8.875%               8/1/2004(2)               2,000            2,150
Pharmacia Corp.                                            5.75%              12/1/2005                  6,000            5,995
Philip Morris Cos., Inc.                                   7.00%              7/15/2005                  2,200            2,247
Phillips Petroleum Co.                                     8.50%              5/25/2005                  9,450           10,241
Pohang Iron & Steel Co. Ltd.                              7.125%              7/15/2004                  1,000            1,026
Pohang Iron & Steel Co. Ltd.                              7.375%              5/15/2005                  5,000            5,070
Praxair, Inc.                                              6.75%               3/1/2003                  1,250            1,278
Quest Diagnostics Inc.                                     6.75%              7/12/2006                  5,000            4,948
Rohm & Haas Co.                                            6.95%              7/15/2004                  4,000            4,104
Safeway Inc.                                               6.85%              9/15/2004                  3,500            3,592

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics America                                9.75%               5/1/2003(2)       $       2,000    $       2,129
Sprint Capital Corp.                                      7.125%              1/30/2006                  5,500            5,556
TCI Communications, Inc.                                  6.375%               5/1/2003                  2,300            2,331
TCI Communications, Inc.                                   8.25%              1/15/2003                    400              416
Telecomunicaciones de Puerto Rico                          6.65%              5/15/2006                  2,400            2,347
Telefonica de Argentina                                  11.875%              11/1/2004                  4,000            4,250
Telefonica Europe BV                                       7.35%              9/15/2005                  2,000            2,073
Telefonos de Mexico SA                                     8.25%              1/26/2006(2)               6,000            6,166
Telus Corp.                                                7.50%               6/1/2007                  5,500            5,644
Texas Instruments Inc.                                    6.125%               2/1/2006                  3,100            3,091
Time Warner Inc.                                           7.75%              6/15/2005                  6,500            6,832
Time Warner Inc.                                          7.975%              8/15/2004                  3,000            3,172
Tyco International Group SA                               6.375%              2/15/2006                  1,000            1,009
Union Carbide Corp.                                        6.75%               4/1/2003                  2,000            2,057
Union Oil Co. of California                               9.125%              2/15/2006                  9,000           10,011
Union Pacific Corp.                                        6.40%               2/1/2006                  5,000            5,010
Union Pacific Corp.                                        7.60%               5/1/2005                  3,200            3,338
US West Capital Funding, Inc.                             6.125%              7/15/2002                  4,000            4,041
US West Communications Inc.                                7.20%              11/1/2004                  1,000            1,025
US West Communications Inc.                               7.625%               6/9/2003                  1,700            1,764
Verizon Global Funding Corp.                               6.75%              12/1/2005(2)               5,700            5,841
Viacom Inc.                                                6.40%              1/30/2006                  5,500            5,576
Viacom Inc.                                                7.75%               6/1/2005                  2,000            2,120
Vodafone AirTouch PLC                                     7.625%              2/15/2005                  8,000            8,400
Wal-Mart Stores                                            5.58%               5/1/2006(2)               3,400            3,358
WorldCom Inc.                                              6.25%              8/15/2003                  3,000            3,019
WorldCom Inc.                                              7.55%               4/1/2004                    650              660
WorldCom Inc.                                             7.875%              5/15/2003                  1,050            1,084
WorldCom Inc.                                              8.00%              5/15/2006                  5,000            5,163
                                                                                                                  -------------
                                                                                                                  $     334,889
                                                                                                                  -------------

UTILITIES (8.3%)
AEP Resources Inc.                                         6.50%              12/1/2003(2)              10,000           10,175
American Electric Power                                   6.125%              5/15/2006                  5,000            4,935
Arizona Public Service Co.                                5.875%              2/15/2004                    500              498
Baltimore Gas & Electric Co.                               7.25%               7/1/2002                    200              204
CMS Panhandle Holding Co.                                 6.125%              3/15/2004                  2,800            2,768
Coastal Corp.                                              6.50%              5/15/2006                  5,280            5,206
Coastal Corp.                                             8.125%              9/15/2002                  1,700            1,750
Commonwealth Edison Co.                                   7.375%              9/15/2002                  1,450            1,484
Commonwealth Edison Co.                                   7.375%              9/15/2002                  1,500            1,542
Consolidated Edison Co. of New York, Inc.                 6.625%             12/15/2002                  6,000            6,006
Dominion Fiber Ventures, LLC                               7.05%              3/15/2005(2)               6,000            5,980
Duke Energy Field Services                                 7.50%              8/16/2005                  3,500            3,631
El Paso Natural Gas                                        6.75%             11/15/2003                  2,525            2,580
Enron Corp.                                               7.625%              9/10/2004                  1,000            1,038
Enron Corp.                                               9.125%               4/1/2003                  2,000            2,111
Enterprise Products                                        8.25%              3/15/2005                  7,400            7,725
Florida Power & Light Co.                                 6.625%               2/1/2003                    210              213
Florida Power & Light Co.                                 6.875%              12/1/2005                  1,650            1,705
HNG Internorth                                            9.625%              3/15/2006                  1,500            1,675
KN Energy Inc.                                             6.65%               3/1/2005                  6,000            6,058
Keyspan Corp.                                              7.25%             11/15/2005                  1,500            1,573
Korea Electric Power                                      6.375%              12/1/2003                    310              314
Korea Electric Power                                       7.00%               2/1/2007                  1,650            1,640

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
NRG NorthEast Generating LLC                              8.065%             12/15/2004(1)       $       1,731    $       1,801
National Rural Utility Co.                                 5.00%              10/1/2002                    800              803
Pacific Gas & Electric Co.                                 6.25%               8/1/2003                  1,000              850
Pacific Gas & Electric Co.                                7.875%               3/1/2002                  3,000            2,790
PP&L Resources Inc.                                        6.55%               3/1/2006                  1,325            1,337
PPL Capital Funding                                        7.75%              4/15/2005                  5,800            5,970
Progress Energy Inc.                                       6.75%               3/1/2006                  4,500            4,578
Public Service Electric & Gas Co.                         6.875%              4/15/2006(2)               3,800            3,819
Reliant Energy Resources                                  8.125%              7/15/2005                  2,750            2,862
Sempra Energy                                              6.80%               7/1/2004                  5,000            4,963
Sempra Energy                                              6.95%              12/1/2005                  4,000            3,941
Texas Utilities Holdings                                  6.375%              6/15/2006                 10,000            9,886
Union Electric Power Co.                                   7.65%              7/15/2003                  3,000            3,137
Virginia Electric & Power Co.                             6.625%               4/1/2003                  3,000            3,072
Williams Communications Group, Inc.                        8.25%              3/15/2004(2)               3,300            3,295
Yosemite Security Trust                                    8.25%             11/15/2004(2)               3,225            3,324
                                                                                                                  -------------
                                                                                                                  $     127,239
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $739,002)                                                                                                 $     752,922
-------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(1.8%)
-------------------------------------------------------------------------------------------------------------------------------
Province of Manitoba                                      6.875%              9/15/2002                  3,500            3,600
Province of Ontario                                       7.625%              6/22/2004                  5,000            5,318
Province of Saskatchewan                                  6.625%              7/15/2003                  4,500            4,624
Province of Saskatchewan                                   8.00%              7/15/2004                  3,900            4,159
Republic of Finland                                       7.875%              7/28/2004                  3,500           3,772
United Mexican States                                     9.875%              1/15/2007                  5,150            5,657
United Mexican States Value Recovery Rights                   --              6/30/2003                 15,384              162
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $26,408)                                                                                                  $      27,292
-------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (10.1%)
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account--Note F                              4.06%        7/2/2001                 $     143,281    $     143,281
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account                                      4.07%        7/2/2001                 $      10,467    $      10,467
-------------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $153,748)                                                                                                 $     153,748
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.3%)
  (COST $1,630,527)                                                                                               $   1,654,607
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
                                                                                                                         VALUE*
SHORT-TERM BOND INDEX FUND                                                                                                (000)
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-;8.3%)
-------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              $     66,443
Security Lending Collateral Payable to Brokers--Note F                                                                (143,281)
Other Liabilities                                                                                                      (50,409)
                                                                                                                  -------------
                                                                                                                  $   (127,247)
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------------
Applicable to 150,938,337 outstanding $.001 par value shares of beneficial
  interest (unlimited authorization)                                                                              $  1,527,360
===============================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $      10.12
===============================================================================================================================
  *See Note A in Notes to Financial Statements.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments.
(2)Security exempt from  registration  under Rule 144A of the  Securities Act of
   1933.   These   securities   may   be  sold  in   transactions   exempt  from
   registration, normally to  qualified  institutional buyers. At June 30, 2001, the aggregate value  of  these securities was $113,836,000, representing 7.5%
   of net assets.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT             PER
                                                           (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $ 1,502,177          $ 9.95
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Gains                             1,103             .01
Unrealized Appreciation--Note E                           24,080             .16
--------------------------------------------------------------------------------
NET ASSETS                                           $ 1,527,360         $ 10.12
================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (40.7%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (29.9%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)                             7.20%              1/15/2010          $       9,900    $      10,560
U.S. Treasury Bond                                         5.50%              5/15/2009                  1,090            1,100
U.S. Treasury Bond                                        9.375%              2/15/2006                  6,025            7,104
U.S. Treasury Bond                                       10.375%             11/15/2012                135,425          171,521
U.S. Treasury Bond                                        10.75%              8/15/2005                 14,200           17,224
U.S. Treasury Bond                                        13.25%              5/15/2014                 34,025           50,814
U.S. Treasury Note                                         5.50%              2/15/2008                 26,125           26,514
U.S. Treasury Note                                        5.625%              5/15/2008                  2,200            2,246
U.S. Treasury Note                                         6.00%              8/15/2009                 22,675           23,583
U.S. Treasury Note                                         6.25%              2/15/2007                  2,950            3,111
U.S. Treasury Note                                         6.50%    8/15/2005-2/15/2010                 80,010           85,908
U.S. Treasury Note                                        6.625%              5/15/2007                 74,950           80,449
U.S. Treasury Note                                         7.00%              7/15/2006                 75,700           82,085
                                                                                                                  -------------
                                                                                                                  $     562,219
                                                                                                                  -------------

AGENCY NOTES (10.8%)
Federal Home Loan Bank                                     5.79%              4/27/2009                 10,000            9,820
Federal Home Loan Bank                                    5.865%               9/2/2008                 10,000            9,961
Federal Home Loan Bank                                     5.88%             11/25/2008                  5,000            4,877
Federal Home Loan Bank                                    5.925%               4/9/2008                  4,000            3,998
Federal Home Loan Bank                                     6.50%              8/15/2007                 27,800           28,787
Federal Home Loan Bank                                    7.625%              5/14/2010                 42,000           45,801
Federal Home Loan Mortgage Corp.                           6.13%              2/12/2009                  7,000            6,885
Federal Home Loan Mortgage Corp.                           6.45%              4/29/2009                 25,000           24,798
Federal National Mortgage Assn.                            5.64%             12/10/2008                 10,380           10,001
Federal National Mortgage Assn.                            6.09%              2/20/2009                 10,000            9,821
Federal National Mortgage Assn.                            6.18%              2/19/2009                  3,000            2,957
Federal National Mortgage Assn.                            6.19%               7/7/2008                  4,325            4,290
Federal National Mortgage Assn.                            6.25%               2/1/2011                  3,350            3,303
Federal National Mortgage Assn.                            6.40%              5/14/2009                 20,000           19,935
Tennessee Valley Auth.                                    5.375%             11/13/2008                 18,503           17,847
                                                                                                                  -------------
                                                                                                                  $     203,081
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $747,853)                                                                                                 $     765,300
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (54.1%)
Asset-Backed Securities (0.6%)
Citibank Credit Card Master Trust                         5.875%              3/10/2011(1)       $       2,500    $       2,431
PECO Energy Transition Trust                               6.05%               3/1/2009(1)               9,000            9,034
                                                                                                                  -------------
                                                                                                                  $      11,465
                                                                                                                  -------------
FINANCE (20.5%)
ABN-AMRO Bank                                             7.125%              6/18/2007                  5,000            5,227
Allstate Corp.                                             7.20%              12/1/2009                  8,000            8,253
Avalon Bay Properties, Inc.                                7.50%             12/15/2010                  5,820            5,933
BBVA-Bancomer Capital Trust I                             10.50%              2/16/2011(2)              15,000           16,500
BRE Properties, Inc.                                       7.45%              1/15/2011                  8,000            7,978
Bank of New York                                           7.30%              12/1/2009                  8,000            8,324
Bank One Corp.                                             6.00%              2/17/2009                  5,000            4,762
BankBoston NA                                             6.375%              3/25/2008                 12,000           11,815
Barclays Bank PLC                                         7.375%             12/15/2011(2)              10,000            9,979
Barclays Bank PLC                                          8.55%              6/15/2011(2)               3,000            3,252

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Corp.                                 6.375%               4/1/2008          $       1,950    $       1,918
The Chase Manhattan Corp.                                 7.125%               2/1/2007                  1,650            1,728
Chemical Bank Corp.                                       6.125%              11/1/2008                    500              484
Citicorp Inc.                                              7.25%              10/1/2010                 10,600           11,002
Citicorp Lease Pass-Through Trust                          8.04%             12/15/2019(2)               2,100            2,144
Commercial Mortgage Lease-Backed Certificates             6.746%              6/20/2031                 13,545           13,167
Conseco Inc.                                               9.00%             10/15/2006                  6,750            6,261
Countrywide Home Loan                                     6.935%              7/16/2007                  1,490            1,519
Donaldson, Lufkin & Jenrette, Inc.                         6.50%               6/1/2008                  3,000            2,957
Duke-Weeks Realty                                          6.95%              3/15/2011                 20,000           19,528
ERP Operating LP                                           6.95%               3/2/2011                  8,000            7,894
Equitable Cos. Inc.                                        6.50%               4/1/2008                  2,000            1,968
First Industrial                                          7.375%              3/15/2011(2)               3,500            3,469
Ford Motor Credit Co.                                     7.375%             10/28/2009                  6,000            6,090
Ford Motor Credit Co.                                     7.375%               2/1/2011                  6,000            6,063
Ford Motor Credit Co.                                      7.75%              3/15/2005                    115              120
General Electric Capital Corp.                            7.375%              1/19/2010                  2,000            2,141
General Electric Capital Corp.                             8.85%               3/1/2007                  5,000            5,649
General Motors Acceptance Corp.                           6.125%              1/22/2008                  5,000            4,798
General Motors Acceptance Corp.                            7.75%              1/19/2010                  9,200            9,619
Household Finance Corp.                                    6.40%              6/17/2008                  3,785            3,679
Household Finance Corp.                                    6.45%               2/1/2009                     70               68
Household Finance Corp.                                    6.75%              5/15/2011                 10,000            9,885
Household Finance Corp.                                    7.65%              5/15/2007                  1,000            1,060
ING Capital Funding Trust III                             8.439%             12/31/2010                 10,500           11,209
John Hancock Global Funding II                             7.90%               7/2/2010(2)               5,000            5,404
Lehman Brothers Holdings Inc.                             6.625%              2/15/2008                  5,500            5,457
Lehman Brothers Holdings Inc.                             7.375%              1/15/2007                  5,000            5,175
Liberty Financial Co.                                      6.75%             11/15/2008                  6,000            5,910
Liberty Properties                                         7.25%              3/15/2011                  7,800            7,666
MONY Group Inc.                                            8.35%              3/15/2010                  9,600            9,926
Mack-Cali Realty Corp.                                     7.25%              3/15/2009                  2,000            1,955
Mack-Cali Realty Corp.                                     7.75%              2/15/2011                  2,000            2,014
Manufacturer & Traders Bank                                8.00%              10/1/2010                  1,600            1,698
Merrill Lynch & Co.                                        6.00%              2/17/2009                 10,000            9,673
Morgan Stanley, Dean Witter Discover & Co.                 6.75%              4/15/2011                 10,700           10,615
Oversea-Chinese Banking                                    7.75%               9/6/2011(2)               4,000            3,992
PNC Funding Corp.                                          7.50%              11/1/2009                  7,500            7,857
Petrobras International Finance                            9.75%              7/6/2011(2)                3,000            2,992
Prudential Insurance Co. of America                       6.375%              7/23/2006(2)               2,000            2,011
Realty Income Corp.                                        7.75%               5/6/2007                  2,000            1,980
Reckson Operating Partnership LP                           7.75%              3/15/2009                  1,800            1,784
Regions Financial Corp.                                    7.00%               3/1/2011                 17,500           17,376
Republic New York Corp.                                    7.75%              5/15/2009                  2,400            2,517
Sears, Roebuck & Co. Acceptance Corp.                     6.125%              1/15/2006                   150               148
Shurgard Storage Centers, Inc.                             7.75%              2/22/2011(2)               3,650            3,652
Summit Properties Inc.                                     7.20%              8/15/2007                    550              541
SunTrust Bank Atlanta                                      7.25%              9/15/2006                  1,000            1,043
SunTrust Banks, Inc.                                       6.25%               6/1/2008                  2,000            1,945
Susa Partnership LP                                        7.00%              12/1/2007                  3,000            2,919
Swiss Bank Corp.                                           7.25%               9/1/2006                  4,000            4,228
Takefuji Corp.                                             9.20%              4/15/2011(2)               7,800            8,103
Toronto-Dominion Bank                                      6.50%              8/15/2008                  3,000            2,958

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust I                             8.622%              10/1/2010          $       9,450    $      10,207
Union Planters Corp.                                       7.75%               3/1/2011                  8,000            8,250
US Bank NA Minnesota                                       5.70%             12/15/2008                  2,000            1,882
US Bank NA Minnesota                                       6.50%               2/1/2008                  5,000            5,027
Washington Mutual Bank                                    6.875%              6/15/2011                 13,000            12,893
                                                                                                                  -------------
                                                                                                                  $     386,241
                                                                                                                  -------------

INDUSTRIAL (26.1%)
AOL Time Warner                                            6.75%              4/15/2011                 10,000            9,823
AT&T Wireless                                             7.875%               3/1/2011(2)              15,000           15,022
Ahold Finance USA Inc.                                     6.25%               5/1/2009                  8,000            7,605
Ahold Finance USA Inc.                                     8.25%              7/15/2010                  1,500            1,615
Alcoa Inc.                                                7.375%               8/1/2010                  1,400            1,473
Allied Signal Inc.                                         6.20%               2/1/2008                  3,700            3,670
American Airlines Inc.
  (Equipment Trust Certificates)                          6.817%              5/23/2011(2)               3,000            3,032
American Airlines Inc.
  (Equipment Trust Certificates)                          7.024%             10/15/2009                  7,800            7,908
Ameritech Capital Funding                                  6.15%              1/15/2008                  6,000            5,874
Anheuser-Busch Cos., Inc.                                  7.10%              6/15/2007(1)               3,400            3,538
Apogent Technologies                                       8.00%               4/1/2011(2)              10,000            9,845
Ashland Inc.                                               6.86%               5/1/2009                  7,500            7,257
Baker Hughes Inc.                                          6.25%              1/15/2009                  2,300            2,259
Black & Decker                                            7.125%               6/1/2011(2)               3,800            3,753
British Aerospace                                         7.156%             12/15/2011(2)               3,300            3,366
British Telecommunications PLC                            8.125%             12/15/2010                  6,650            7,029
Burlington Northern Santa Fe Corp.                         9.25%              10/1/2006                  2,000            2,246
C.R. Bard, Inc.                                            6.70%              12/1/2026                  2,300            2,320
Caterpillar, Inc.                                         9.375%              8/15/2011                  1,550            1,857
Celulosa Arauco                                           8.625%              8/15/2010                  1,750            1,802
Clear Channel Communications                               7.65%              9/15/2010                  6,500            6,702
Comcast Cablevision                                       8.375%               5/1/2007                  4,500            4,926
Conoco Inc.                                                6.35%              4/15/2009                  2,700            2,669
Cox Communication Inc.                                     7.75%              11/1/2010                  3,100            3,239
Cox Enterprises                                           7.875%              9/15/2010(2)               6,500            6,711
CSX Corp.                                                  9.00%              8/15/2006                  2,600            2,879
Delhaize America Inc.                                     8.125%              4/15/2011(2)               4,000            4,167
Delta Air Lines, Inc. (Equipment Trust Certificates)       8.54%               1/2/2007(1)                 400              410
ERAC USA Finance Co.                                       7.35%              6/15/2008(2)               5,000            4,957
ERAC USA Finance Co.                                       7.95%             12/15/2009(2)               4,000            4,061
ERAC USA Finance Co.                                       8.00%              1/15/2011(2)               7,500            7,649
Falconbridge Ltd.                                          7.35%              11/1/2006                  1,500            1,508
First Data Corp.                                          6.375%             12/15/2007                  3,500            3,551
Ford Capital BV                                            9.50%               6/1/2010                    180              205
Fort James Corp.                                          6.875%              9/15/2007                  5,000            4,745
France Telecom                                             7.75%               3/1/2011(2)              21,350           21,767
GTE Northwest Inc.                                         5.55%             10/15/2008                  3,000            2,820
GTE South Inc.                                            6.125%              6/15/2007                  2,000            1,983
Grand Metropolitan Investment Corp.                        9.00%              8/15/2011                  3,000            3,512
Gulf Canada Resources                                     7.125%              1/15/2011                  8,150            8,390
Harrahs Operating Co., Inc.                               7.125%               6/1/2007(2)              10,000            9,896
Harrahs Operating Co., Inc.                                7.50%              1/15/2009                  5,000            4,943
Healthcare Services Group                                  7.75%              6/15/2011(2)              10,000            9,844
Heinz Co.                                                 6.625%              7/15/2011(2)               4,500            4,456

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.                                                7.40%               3/1/2011          $      11,000    $      11,149
Hutchison Whampoa International Ltd.                       7.00%              2/16/2011(2)               5,100            5,064
Imperial Tobacco                                          7.125%               4/1/2009                  7,775            7,582
International Business Machines Corp.                      6.45%               8/1/2007                  4,000            4,075
International Paper Co.                                   7.875%               8/1/2006                     35               37
Kellogg Co.                                                6.60%               4/1/2011(2)               7,500            7,325
Kmart Corp.                                               9.875%              6/15/2008(2)               4,600            4,508
Kroger Co.                                                 7.65%              4/15/2007                    530              561
Kroger Co.                                                 8.05%               2/1/2010                    700              748
Kroger Co.                                                 8.15%              7/15/2006                  3,800            4,084
Lockheed Martin Corp.                                      7.70%              6/15/2008                  3,800            3,959
Mach One CDO, Ltd.                                         6.70%              3/15/2030                  2,464            2,452
Marconi PLC                                                7.75%              9/15/2010                  8,900            8,057
Millennium America Inc.                                    9.25%              6/15/2008(2)               5,000            5,000
New York Telephone Co.                                    6.125%              1/15/2010                  7,000            6,741
Noble Drilling Corp.                                       6.95%              3/15/2009                  4,000            3,971
Norfolk Southern Corp.                                     7.40%              9/15/2006                  4,545            4,733
NorthWest Air (Equipment Trust Certificates)              6.841%               4/1/2011                  2,000            2,001
Pearson PLC                                                7.00%              6/15/2011(2)               4,700            4,617
Pemex Finance Ltd.                                         9.69%              8/15/2009(1)               5,000            5,499
Petro Geo-Services                                        6.625%              3/30/2008                  5,325            4,885
Petro Geo-Services                                         7.50%              3/31/2007                  4,830            4,688
Petrobras International Finance Co. Ltd.                  9.875%              5/9/2008(2)                3,000            3,026
Phillips Petroleum Co.                                     8.75%              5/25/2010                 13,500           15,358
Potash Corp. of Saskatchewan                               7.75%              5/31/2011                  2,500            2,551
Praxair, Inc.                                              6.90%              11/1/2006                  3,900            4,013
Quest Diagnostics Inc.                                     7.50%              7/12/2011                  5,000            4,975
Qwest Capital Funding Inc.                                 7.25%              2/15/2011(2)               5,000            4,931
Republic Service Inc.                                     7.125%              5/15/2009                  4,850            4,799
Southwestern Bell Telephone Co.                           6.625%              7/15/2007                  6,000            6,203
Sprint Capital Corp.                                      7.625%              1/30/2011                 10,000            9,816
Stora Enso Oyj                                            7.375%              5/15/2011                  1,500            1,517
TPSA Finance BV                                            7.75%             12/10/2008(2)               6,045            5,961
Telefonica de Argentina                                   9.125%               5/7/2008(2)               3,500            3,220
Telus Corp.                                                8.00%               6/1/2011                  9,650            9,820
Texaco Capital Inc.                                        5.50%              1/15/2009                  3,000            2,859
Time Warner Inc.                                           7.48%              1/15/2008                  2,050            2,126
Time Warner Inc.                                           8.18%              8/15/2007                  2,250            2,427
Tosco Corp.                                                7.25%               1/1/2007                  3,000            3,134
Transocean Sedco Forex Inc.                               6.625%              4/15/2011                  5,700            5,604
Union Carbide Corp.                                        6.70%               4/1/2009                  7,000            7,020
Union Pacific Corp.                                        6.40%               2/1/2006                  5,965            5,977
US Airways Pass-Through Trust                              8.11%              2/20/2017                  4,784            5,087
Verizon Global Funding                                     7.25%              12/1/2010(2)              13,000           13,237
Viacom Inc.                                                7.70%              7/30/2010                 13,250           13,945
Vodafone Airtouch PLC                                      7.75%              2/15/2010                  5,700            5,987
Waste Management Inc.                                     7.375%               8/1/2010                  7,000            7,011
WorldCom Inc.                                              7.50%              5/15/2011                  5,000            4,864
WorldCom Inc.                                              8.00%              5/15/2006                  7,000            7,228
                                                                                                                  -------------
                                                                                                                  $     491,716
                                                                                                                  -------------
UTILITIES (6.9%)
Allegheny Energy Supply                                    7.80%              3/15/2011(2)               2,500            2,518
CMS Panhandle Holding Co.                                  6.50%              7/15/2009                  7,000            6,429

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                             6.375%               2/1/2009          $      5,000     $       4,720
Coastal Corp.                                              6.50%               6/1/2008                    500              482
Dominion Resources Inc.                                   8.125%              6/15/2010                  1,500            1,615
Dynegy Holdings Inc.                                      6.875%               4/1/2011                  4,650            4,560
Edison Mission                                            9.875%              4/15/2011                  8,000            7,580
El Paso Energy Corp.                                       6.75%              5/15/2009                  9,000            8,680
Enron Corp.                                                6.75%               8/1/2009                  4,500            4,445
Enron Corp.                                               6.875%             10/15/2007                  1,500            1,502
Enron Corp.                                               7.125%              5/15/2007                  2,546            2,579
Enterprise Products LP                                     7.50%               2/1/2011                  8,300            8,243
FPL Group Capital                                         7.625%              9/15/2006                 10,000           10,579
HQI Transelec Chile SA                                    7.875%              4/15/2011(2)               3,500            3,493
Israel Electric Corp.                                      7.75%               3/1/2009(2)               2,250            2,282
Israel Electric Corp.                                      7.95%              5/30/2011(2)               3,800            3,838
Korea Electric Power                                       7.00%               2/1/2007                  8,920            8,868
Korea Electric Power                                       7.75%               4/1/2013                  1,500            1,500
National Rural Utility Co.                                 6.20%               2/1/2008                  4,850            4,750
NRG Energy Inc.                                            7.75%               4/1/2011                  1,000            1,013
NRG Energy Inc.                                            8.25%              9/15/2010                 10,000           10,456
Progress Energy Inc.                                       7.10%               3/1/2011                  5,700            5,766
Reliant Energy Resources                                   7.75%              2/15/2011                  8,500            8,527
Union Electric Power Co.                                   6.75%               5/1/2008                    120              121
XCEL Energy Inc.                                           7.00%              12/1/2010                 15,000           14,967
                                                                                                                  -------------
                                                                                                                  $     129,513
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $1,008,178)                                                                                               $   1,018,935
-------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.6%)
-------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                           5.375%             11/15/2008          $       7,400    $       7,140
Province of British Columbia                              5.375%             10/29/2008                  7,000            6,764
Province of Quebec                                         5.75%              2/15/2009                 10,000            9,676
Province of Saskatchewan                                  7.125%              3/15/2008                    600              633
Republic of Chile                                         6.875%              4/28/2009                  4,200            4,154
Republic of Colombia                                       9.75%               4/9/2011                  4,200            4,305
Republic of South Africa                                  9.125%              5/19/2009                  2,825            3,042
State of Qatar                                             9.50%              5/21/2009(2)               3,600            4,125
United Mexican States                                     9.875%               2/1/2010                 24,500           26,926
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $64,941)                                                                                                  $      66,765
-------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (14.8%)
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note F                   4.06%-4.07%               7/2/2001                261,583          261,583
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                 4.07%               7/2/2001                 17,355           17,355
-------------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $278,938)                                                                                                 $     278,938
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (113.2%)
  (Cost $2,099,910)                                                                                               $   2,129,938
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
                                                                                                                         VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                                                                                         (000)
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-13.2%)
-------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              $     72,428
Security Lending Collateral Payable to Brokers--Note F                                                                (261,583)
Other Liabilities                                                                                                      (59,734)
                                                                                                                  -------------
                                                                                                                  $   (248,889)
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------------
Applicable to 186,099,419 outstanding $.001 par value shares of beneficial
  interest (unlimited authorization)                                                                              $  1,881,049
===============================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $      10.11
===============================================================================================================================
*See Note A in Notes to Financial Statements.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments.
(2)Security exempt from  registration  under Rule 144A of the  Securities Act of
   1933.   These   securities   may  be   sold  in   transactions   exempt  from
   registration, normally to  qualified institutional  buyers. At June 30, 2001, the aggregate  value  of  these  securities  was  $243,169,000,  representing
   12.9% of net assets.
CDO--Collateralized Debt Obligation.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT            PER
                                                           (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                     $ 1,874,850        $ 10.08
Undistributed Net Investment Income                           --             --
Accumulated Net Realized Losses                         (23,829)          (.13)
Unrealized Appreciation--Note E                          30,028            .16
--------------------------------------------------------------------------------
NET ASSETS                                          $ 1,881,049         $10.11
================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (53.7%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (47.9%)
U.S. Treasury Bond                                        6.625%              2/15/2027          $      19,375    $      21,221
U.S. Treasury Bond                                         6.75%              8/15/2026                 13,645           15,142
U.S. Treasury Bond                                         7.50%             11/15/2024                  3,360            4,034
U.S. Treasury Bond                                        7.625%             11/15/2022                 31,145           37,568
U.S. Treasury Bond                                        7.875%              2/15/2021                 20,430           25,068
U.S. Treasury Bond                                         8.00%             11/15/2021                 10,935           13,624
U.S. Treasury Bond                                        8.125%    8/15/2019-8/15/2021                 16,230           20,307
U.S. Treasury Bond                                         8.50%              2/15/2020                    900            1,163
U.S. Treasury Bond                                         8.75%    5/15/2017-8/15/2020                  5,695            7,528
U.S. Treasury Bond                                        8.875%    8/15/2017-2/15/2019                  9,615           12,654
U.S. Treasury Bond                                         9.25%              2/15/2016                 26,525           35,461
U.S. Treasury Bond                                        9.875%             11/15/2015                  1,075            1,500
U.S. Treasury Bond                                       10.375%  11/15/2009-11/15/2012                  1,300            1,544
U.S. Treasury Bond                                       10.625%              8/15/2015                  4,505            6,597
U.S. Treasury Bond                                        10.75%              8/15/2005                    500              606
U.S. Treasury Bond                                        11.25%              2/15/2015                  9,665           14,650
U.S. Treasury Bond                                        12.75%             11/15/2010                    775            1,008
U.S. Treasury Note                                         5.50%              2/15/2008                    315              320
U.S. Treasury Note                                        6.125%              8/15/2007                    225              236
U.S. Treasury Note                                        6.625%              5/15/2007                    620              665
                                                                                                                  -------------
                                                                                                                  $     220,896
                                                                                                                  -------------

AGENCY NOTES (5.8%)
Federal National Mortgage Assn.                            6.25%              5/15/2029                    500              477
Federal National Mortgage Assn.                           7.125%              1/15/2030                  9,665           10,286
Tennessee Valley Auth.                                     6.25%             12/15/2017                  1,100            1,075
Tennessee Valley Auth.                                     6.75%              11/1/2025                  2,500            2,545
Tennessee Valley Auth.                                    6.875%             12/15/2043                  3,000            3,010
Tennessee Valley Auth.                                    7.125%               5/1/2030                  9,000            9,537
                                                                                                                  -------------
                                                                                                                  $      26,930
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $239,480)                                                                                                 $     247,826
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (40.9%)
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%)
Citicorp Lease Pass-Through Trust                          7.22%               6/4/2004(1)(2)    $         130    $         135
Citicorp Lease Pass-Through Trust                          8.04%             12/15/2019(1)(2)              450              459
Public Service Electric & Gas Co.                          6.89%             12/15/2017(1)               2,500            2,521
                                                                                                                  -------------
                                                                                                                  $       3,115
                                                                                                                  -------------
FINANCE (10.0%)
ABN-AMRO Bank                                             7.125%             10/15/2093                  1,000              939
AXA SA                                                     8.60%             12/15/2030                  3,000            3,292
Abbey National Capital Trust I                            8.963%             12/29/2049                  1,000            1,125
Abbey National PLC                                         7.95%             10/26/2029                  1,800            1,982
American General Capital II                                8.50%               7/1/2030                  1,000            1,111
BBVA-Bancomer Capital Trust I                             10.50%              2/16/2011(2)               5,000            5,500
BT Capital Trust B                                         7.90%              1/15/2027                    200              199
Bank of New York Capital I                                 7.97%             12/31/2026                    375              380
Barclays Bank PLC                                          8.55%              6/15/2011(2)               1,050            1,138
Chase Capital I                                            7.67%              12/1/2026                  1,900            1,882
Citicorp Capital II                                       8.015%              2/15/2027                    450              460
Dean Witter, Discover & Co.                                6.75%             10/15/2013                    200              195

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Equitable Companies Inc.                                   7.00%               4/1/2028          $         200    $         190
First Union Bank NA                                        8.00%             12/15/2026(2)               3,000            2,957
Fleet Capital Trust II                                     7.92%             12/11/2026                    400              396
HSBC Capital Funding                                     10.176%             12/29/2049(2)               1,000            1,230
Jackson National Life Insurance Co.                        8.15%              3/15/2027(2)               2,000            2,113
Manufacturers & Traders Bank                               8.00%              10/1/2010                    400              425
Mellon Capital II                                         7.995%              1/15/2027                  2,100            2,156
Merrill Lynch & Co.                                       6.875%             11/15/2018                  1,250            1,231
NB Capital Trust IV                                        8.25%              4/15/2027                    400              406
NationsBank Corp.                                          7.25%             10/15/2025                    375              365
Norwest Corp.                                              6.65%             10/15/2023                     60               55
PNC Funding Corp.                                          7.95%             12/15/2026(2)               1,000              994
Progressive Corp.                                         6.625%               3/1/2029                  1,000              881
Regions Financial Corp.                                    7.00%               3/1/2011                  2,500            2,482
Security Capital Pacific Trust                             8.05%               4/1/2017                    200              194
Standard Chartered Bank                                    8.00%              5/30/2031(2)               2,000            2,015
SunTrust Capital                                           7.90%              6/15/2027                    750              746
Susa Partnership                                           7.50%              12/1/2027                    400              336
Swiss Bank Corp.                                           7.00%             10/15/2015                    750              763
Swiss Bank Corp.                                          7.375%              7/15/2015                    750              788
Swiss Bank Corp.                                          7.375%              6/15/2017                    300              316
Travelers Property Casualty Corp.                          7.75%              4/15/2026                    275              288
UBS Preferred Funding Trust I                             8.622%              10/1/2010                  1,700            1,836
US Bancorp                                                 8.27%             12/15/2026                    750              767
Zurich Capital Trust                                      8.376%               6/1/2037(2)               4,000            4,098
                                                                                                                  -------------
                                                                                                                  $      46,231
                                                                                                                  -------------

INDUSTRIAL (25.3%)
AOL Time Warner                                           7.625%              4/15/2031          $       2,750    $       2,750
AT&T Corp.                                                 8.35%              1/15/2025                    300              304
AT&T Wireless                                              8.75%               3/1/2031(2)               3,000            3,140
Anadarko Petroleum Corp.                                   7.50%               5/1/2031(2)               2,000            2,030
Anheuser-Busch Cos., Inc.                                  6.75%             12/15/2027                    250              244
Anheuser-Busch Cos., Inc.                                 7.125%               7/1/2017                    600              609
Apache Corp.                                              7.625%               7/1/2019                  1,500            1,546
Archer-Daniels-Midland Co.                                8.875%              4/15/2011                     80               92
Auburn Hills                                              12.00%               5/1/2020                    260              355
Baker Hughes Inc.                                         6.875%              1/15/2029                  1,500            1,440
Bayer Corp.                                                6.65%              2/15/2028(2)                 500              461
The Boeing Co.                                            6.625%              2/15/2038                    700              652
Borg-Warner Automotive                                    7.125%              2/15/2029                  2,000            1,748
Burlington Northern Santa Fe Corp.                         6.75%              3/15/2029                  1,000              903
Burlington Northern Santa Fe Corp.                         7.25%               8/1/2097                    250              229
C.R. Bard, Inc.                                            6.70%              12/1/2026                    500              504
Canadian National Railway Co.                              6.80%              7/15/2018                    725              686
Canadian National Railway Co.                              6.90%              7/15/2028                    400              374
Caterpillar Inc.                                          7.375%               3/1/2097                     50               47
Caterpillar Inc.                                          9.375%              8/15/2011                    450              539
CIGNA Corp.                                               7.875%              5/15/2027                    175              177
CIGNA Corp.                                                8.30%              1/15/2033                    500              526
Comcast Cablevision                                       8.875%               5/1/2017                    500              557
Continental Airlines, Inc.
  (Equipment Trust Certificates)                          6.648%              3/15/2019                  2,653            2,596
Dayton Hudson Corp.                                        6.65%               8/1/2028                    500              464

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                        6.75%               1/1/2028          $         750    $         705
Deere & Co.                                                8.50%               1/9/2022                    115              128
Delhaize America Inc.                                      9.00%              4/15/2031(2)               2,000            2,167
The Walt Disney Co.                                        7.55%              7/15/2093                    975              971
Dow Chemical Co.                                          7.375%              11/1/2029                  1,000            1,027
Eastman Chemical Co.                                       7.25%              1/15/2024                    250              211
Eastman Chemical Co.                                       7.60%               2/1/2027                    150              131
Embotelladora Andina SA                                   7.875%              10/1/2097                  1,300              973
Federated Department Stores, Inc.                          6.90%               4/1/2029                  2,000            1,812
Federated Department Stores, Inc.                          7.00%              2/15/2028                  5,400            4,955
Ford Motor Co.                                             7.45%              7/16/2031                  4,000            3,837
Ford Motor Co.                                             8.90%              1/15/2032                  1,000            1,101
Ford Motor Co.                                             9.98%              2/15/2047                  1,100            1,369
Ford Motor Credit Co.                                     6.375%               2/1/2029                  1,500            1,256
France Telecom                                             8.50%               3/1/2031(2)               3,000            3,146
GTE Corp.                                                  8.75%              11/1/2021                    900            1,038
Grand Metropolitan Investment Corp.                        9.00%              8/15/2011                     75               88
International Business Machines Corp.                      7.00%             10/30/2025                    350              347
International Business Machines Corp.                     7.125%              12/1/2096                    500              479
Kellogg Co.                                                7.45%               4/1/2031(2)               2,000            1,996
Koninklijke Ahold NV                                       8.62%              1/31/2021(2)               2,000            2,020
Kroger Co.                                                 8.00%              9/15/2029                  1,750            1,807
Marconi Corp. PLC                                         8.375%              9/15/2030                  1,000              846
May Department Stores Co.                                  6.70%              9/15/2028                  1,375            1,261
May Department Stores Co.                                  9.75%              2/15/2021                     40               47
Michigan Bell Telephone Co.                                7.50%              2/15/2023                  1,040            1,017
Mobil Corp.                                               7.625%              2/23/2033                    230              234
New England Telephone & Telegraph Co.                     6.875%              10/1/2023                    110              101
New England Telephone & Telegraph Co.                     7.875%             11/15/2029                    600              640
New England Telephone & Telegraph Co.                      9.00%               8/1/2031                    250              270
New York Telephone Co.                                    6.125%              1/15/2010                  1,000              963
News America Holdings Inc.                                 7.75%              1/20/2024                  1,000              943
News America Holdings Inc.                                 8.00%             10/17/2016                    750              742
News America Holdings Inc.                                 9.25%               2/1/2013                  1,500            1,682
Noble Drilling Corp.                                       7.50%              3/15/2019                  2,000            1,974
Norfolk Southern Corp.                                     7.70%              5/15/2017                    400              410
Norfolk Southern Corp.                                     7.80%              5/15/2027                    325              334
Norfolk Southern Corp.                                     7.90%              5/15/2097                    100               99
Petro Geo-Services                                         8.15%              7/15/2029                    750              691
Petro-Canada                                               9.25%             10/15/2021                  2,300            2,725
Petroleos Mexicanos                                        9.50%              9/15/2027                  5,000            5,242
Petroliam Nasional Bhd.                                   7.625%             10/15/2026(2)               1,750            1,540
Pharmacia Corp.                                            6.60%              12/1/2028                  1,000              956
Phillips Petroleum Co.                                     8.49%               1/1/2023                    900              922
Qwest Capital Funding Inc.                                 7.25%              2/15/2011(2)               2,000            1,973
Qwest Capital Funding Inc.                                 7.75%              2/15/2031(2)                 900              873
Rohm & Haas Co.                                            9.80%              4/15/2020(1)                 523              614
Sears, Roebuck & Co.                                      9.375%              11/1/2011                    395              450
Southwestern Bell Telephone Co.                            7.25%              7/15/2025                    450              434
Southwestern Bell Telephone Co.                           7.625%               3/1/2023                     45               45
Sprint Capital Corp.                                      6.875%             11/15/2028                  2,950            2,480
TCI Communications, Inc.                                  7.875%               8/1/2013                  1,000            1,041
TCI Communications, Inc.                                  9.875%              6/15/2022                    500              608

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
Texaco Capital Corp.                                      8.875%               9/1/2021          $         155    $         190
Time Warner Entertainment                                 8.375%              3/15/2023                  1,650            1,793
Time Warner Inc.                                           7.57%               2/1/2024                    500              493
Tosco Corp.                                                7.80%               1/1/2027                    350              364
Tosco Corp.                                               8.125%              2/15/2030                  1,500            1,632
Transocean Sedco Forex Inc.                                7.50%              4/15/2031                  2,000            1,999
Tyco International Group SA                               6.875%              1/15/2029                  1,500            1,402
Union Carbide Corp.                                        7.75%              10/1/2096                  1,150            1,151
Union Carbide Corp.                                       7.875%               4/1/2023                    220              234
Union Oil Co. of California                                7.50%              2/15/2029                  1,000            1,010
Union Pacific Corp.                                        7.00%               2/1/2016                    550              538
Union Pacific Corp.                                       8.625%              5/15/2022                     35               37
United Technologies Corp.                                  6.70%               8/1/2028                    500              476
United Technologies Corp.                                 8.875%             11/15/2019                    545              648
US Airways Pass-Through Trust                              8.11%              2/20/2017                  2,000            2,127
Verizon Global Funding Corp.                               7.75%              12/1/2030(2)               2,000            2,053
Viacom Inc.                                               7.875%              7/30/2030                  3,950            4,142
Vodafone Airtouch PLC                                     7.875%              2/15/2030                  1,000            1,042
Wal-Mart Stores                                            7.55%              2/15/2030                  2,000            2,179
Westvaco Corp.                                             8.20%              1/15/2030                  2,000            1,982
Williams Cos.                                              7.75%              6/15/2031                  2,400            2,328
WorldCom Inc.                                              8.25%              5/15/2031                  2,500            2,458
                                                                                                                  -------------
                                                                                                                  $     116,972
                                                                                                                  -------------
UTILITIES (4.9%)
Arizona Public Service Co.                                 7.25%               8/1/2023                    200              185
CMS Panhandle Holding Co.                                  7.00%              7/15/2029                  1,500            1,280
Coastal Corp.                                              7.42%              2/15/2037                  1,000              939
Coastal Corp.                                              7.75%             10/15/2035                  1,150            1,124
Coastal Corp.                                             9.625%              5/15/2012                    300              346
Commonwealth Edison Co.                                    7.50%               7/1/2013                    750              774
Dominion Resources Capital Trust III                       8.40%              1/15/2031                  2,300            2,350
Dominion Resources Inc.                                   8.125%              6/15/2010                    500              538
Duke Energy Field Services                                8.125%              8/16/2030                  2,000            2,102
Enron Corp.                                                6.95%              7/15/2028                  1,000              930
Illinois Power Co.                                         7.50%              7/15/2025                    300              271
Israel Electric Corp.                                      8.10%             12/15/2096(2)               1,000              793
Korea Electric Power                                       7.00%               2/1/2007                    175              174
Korea Electric Power                                       7.75%               4/1/2013                    400              400
NRG Energy Inc.                                           8.625%               4/1/2031                  1,500            1,568
NRG Northeast Generating                                  9.292%             12/15/2024                  2,000            2,149
Public Service Electric & Gas Co.                         8.625%              4/15/2031(2)               1,500            1,594
Southern Natural Gas                                       7.35%              2/15/2031                  1,000              969
Tenaga Nasional                                            7.50%              1/15/2096(2)               2,750            1,925
Texas Utilities Co.                                       7.875%               3/1/2023                  1,090            1,069
Texas Utilities Co.                                        8.75%              11/1/2023                     50               52
Virginia Electric & Power Co.                              6.75%              10/1/2023                  1,000              903
                                                                                                                  -------------
                                                                                                                  $      22,435
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $188,552)                                                                                                 $     188,753
-------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.4%)
-------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                           7.125%              3/15/2023                     25               25
Inter-American Development Bank                            8.50%              3/15/2011                    110              129

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE           MARKET
                                                                               MATURITY                 AMOUNT           VALUE*
                                                          COUPON                   DATE                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------

Province of Manitoba                                       9.25%               4/1/2020          $         485    $         621
Province of New Brunswick                                  8.75%               5/1/2022                    800              979
Province of New Brunswick                                  9.75%              5/15/2020                    500              660
Province of Newfoundland                                   9.00%               6/1/2019                    300              364
Province of Newfoundland                                  10.00%              12/1/2020                    750              997
Province of Quebec                                        7.125%               2/9/2024                  2,000            2,029
Province of Saskatchewan                                  7.375%              7/15/2013                    600              656
Republic of South Africa                                   8.50%              6/23/2017                  1,000              969
State of Qatar                                             9.75%              6/15/2030(2)               3,200            3,616
United Mexican States                                     8.125%             12/30/2019                  4,750            4,489
United Mexican States Value Recovery Rights                   --              6/30/2003                  1,750               18
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (COST $14,849)                                                                                                  $      15,552
-------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
    (COST $1,109)                                          4.07%               7/2/2001          $       1,109    $       1,109
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.2%)
  (COST $443,990)                                                                                                 $     453,240
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.8%)
-------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                    24,091
Payables for Investment Securities Purchased                                                                           (14,330)
Other Liabilities                                                                                                       (1,483)
                                                                                                                  -------------
                                                                                                                  $       8,278
                                                                                                                  -------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------------------------
Applicable to 43,503,829 outstanding $.001 par value shares of beneficial
  interest (unlimited authorization)                                                                              $     461,518
===============================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $       10.61
===============================================================================================================================
  *See Note A in Notes to Financial Statements.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments.
(2)Security exempt from  registration  under Rule 144A of the  Securities Act of
   1933.   These   securities   may  be   sold  in   transactions   exempt  from
   registration, normally  to qualified  institutional buyers. At June 30, 2001, the aggregate  value of  these securities was $49,966,000, representing 10.8%
   of net assets.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT            PER
                                                           (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                       $ 459,960         $ 10.57
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Losses                          (7,692)           (.17)
Unrealized Appreciation--Note E                           9,250             .21
--------------------------------------------------------------------------------
NET ASSETS                                            $ 461,518         $ 10.61
================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period.

-------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL BOND             SHORT-TERM          INTERMEDIATE-        LONG-TERM
                                                    MARKET INDEX             BOND INDEX              TERM BOND       BOND INDEX
                                                            FUND                   FUND             INDEX FUND             FUND
                                                    ---------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED JUNE 30, 2001
                                                    ---------------------------------------------------------------------------
                                                           (000)                  (000)                  (000)            (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                          $    567,885             $   42,593          $      59,177    $     14,627
  Security Lending                                           519                     76                     79               7
-------------------------------------------------------------------------------------------------------------------------------
     Total Income                                   $    568,404             $   42,669          $      59,256    $     14,634
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
     Investment Advisory Services                          1,012                     82                    105              26
     Management and Administrative--Investor              11,286                  1,221                  1,558             371
     Management and Administrative--Institutional*         1,770                     --                     --              --
     Marketing and Distribution--Investor                    909                    111                    125              30
     Marketing and Distribution--Institutional*              365    --      --         --
  Custodian Fees                                             189                     19                     21              13
  Auditing Fees                                                7                      5                      5               5
  Shareholders' Reports--Investor                            414                     28                     38              17
  Shareholders' Reports--Institutional*                       40                     --                     --              --
  Trustees' Fees and Expenses                                 14                      1                      1               1
-------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                       16,006                  1,467                  1,853             463
     Expenses Paid Indirectly--Note C                        (87)                    --                     --              --
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                         15,919                  1,467                  1,853             463
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    552,485                 41,202                 57,403          14,171
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT
  SECURITIES SOLD                                            902                  5,471                  8,366             708
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES                112,781                 14,942                  4,682          (3,844)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         $    666,168             $   61,615          $       70,451   $     11,035
===============================================================================================================================
*Only the Total Bond Market Index Fund offers Institutional Shares.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

------------------------------------------------------------------------------
                                                  Total Bond Market Index Fund
                                           -----------------------------------
                                               Six Months                Year
                                                    Ended               Ended
                                            June 30, 2001       Dec. 31, 2000
                                                    (000)               (000)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                       $   552,485         $   925,632
  Realized Net Gain (Loss)                            902             (18,566)
  Change in Unrealized Appreciation
     (Depreciation)                               112,781             611,266
------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                  666,168           1,518,332
------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares                             (389,831)           (676,605)
     Institutional Shares                        (162,654)           (249,027)
  Realized Capital Gain
     Investor Shares                                   --                  --
     Institutional Shares                              --                  --
------------------------------------------------------------------------------
     Total Distributions                         (552,485)           (925,632)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                               1,763,781           1,273,265
  Institutional Shares                            789,156           1,202,529
------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital
       Share Transactions                       2,552,937           2,475,794
------------------------------------------------------------------------------
  Total Increase (Decrease)                     2,666,620           3,068,494
------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                          15,750,130          12,681,636
------------------------------------------------------------------------------
  End of Period                               $18,416,750         $15,750,130
==============================================================================

------------------------------------------------------------------------------------------------------------
                                                    SHORT-TERM                       INTERMEDIATE-TERM
                                                BOND INDEX FUND                      BOND INDEX FUND
                                          --------------------------           -----------------------------
                                          SIX MONTHS            YEAR           SIX MONTHS               YEAR
                                               ENDED           ENDED                ENDED              ENDED
                                       JUNE 30, 2001   DEC. 31, 2000        JUNE 30, 2001      DEC. 31, 2000
                                               (000)           (000)                (000)              (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                  $    41,202    $     71,874          $    57,403       $   101,507
  Realized Net Gain (Loss)                     5,471          (2,924)               8,366           (11,539)
  Change in Unrealized Appreciation
     (Depreciation)                           14,942          31,695                4,682            91,914
------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Operations       61,615         100,645               70,451           181,882
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares                         (41,202)        (71,874)             (57,403)         (101,507)
     Institutional Shares*                        --              --                   --                --
  Realized Capital Gain
     Investor Shares                              --              --                   --                --
     Institutional Shares*                        --              --                   --                --
------------------------------------------------------------------------------------------------------------
     Total Distributions                     (41,202)        (71,874)             (57,403)         (101,507)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                            220,049         102,561              226,468           112,209
  Institutional Shares*                           --              --                   --                --
------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from
       Capital Share Transactions            220,049         102,561              226,468           112,209
------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                  240,462         131,332              239,516           192,584
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      1,286,898       1,155,566            1,641,533         1,448,949
------------------------------------------------------------------------------------------------------------
  End of Period                          $ 1,527,360    $  1,286,898          $ 1,881,049       $ 1,641,533
============================================================================================================
*The   Short-Term   and   Intermediate-Term   Bond  Index  Funds  do  not  offer
Institutional Shares.

--------------------------------------------------------------------------------
                                                              LONG-TERM
                                                            BOND INDEX FUND
                                                    ----------------------------
                                                    SIX MONTHS            YEAR
                                                         ENDED           ENDED
                                                 JUNE 30, 2001   DEC. 31, 2000
                                                         (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                           $     14,171     $    23,954
  Realized Net Gain (Loss)                                 708          (1,961)
  Change in Unrealized Appreciation
     (Depreciation)                                     (3,844)         34,003
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                        11,035           55,996
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
     Investor Shares                                   (14,171)        (23,954)
     Institutional Shares*                                  --              --
  Realized Capital Gain
     Investor Shares                                        --              --
     Institutional Shares*                                  --              --
--------------------------------------------------------------------------------
     Total Distributions                               (14,171)        (23,954)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                       47,683          71,776
  Institutional Shares*                                     --              --
--------------------------------------------------------------------------------
     Net Increase (Decrease) from
       Capital Share Transactions                       47,683          71,776
--------------------------------------------------------------------------------
     Total Increase (Decrease)                          44,547         103,818
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  416,971         313,153
--------------------------------------------------------------------------------
  End of Period                                   $    461,518     $   416,971
================================================================================
*The Long-Term Bond Index Fund does not offer Institutional Shares.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

---------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
                                                                                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2001          2000          1999         1998           1997       1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    9.96     $    9.56   $     10.27    $   10.09     $     9.84   $ 10.14
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .321          .648          .617         .624           .645      .640
  Net Realized and Unrealized Gain (Loss)
     on Investments                                 .080          .400         (.695)        .218           .250     (.300)
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations               .401         1.048         (.078)        .842           .895      .340
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.321)        (.648)        (.617)       (.624)         (.645)    (.640)
  Distributions from Realized Capital Gains           --            --         (.015)       (.038)            --        --
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                           (.321)        (.648)        (.632)       (.662)         (.645)    (.640)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.04     $    9.96   $      9.56    $   10.27     $    10.09   $  9.84
===========================================================================================================================

TOTAL RETURN*                                      4.06%        11.39%        -0.76%        8.58%          9.44%      3.58%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $  13,025     $  11,180   $     9,477    $   7,765     $    5,129   $ 2,962
  Ratio of Total Expenses to
     Average Net Assets                          0.22%**         0.22%         0.20%        0.20%          0.20%      0.20%
  Ratio of Net Investment Income to
     Average Net Assets                          6.41%**         6.72%         6.26%        6.10%          6.54%      6.54%
  Portfolio Turnover Rate                          72%**           53%           55%          57%            39%        39%
===========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

---------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                        SIX MONTHS ENDED -----------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2001          2000          1999         1998           1997       1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    9.96     $    9.56   $     10.27    $   10.09     $     9.84   $ 10.14
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .327           .659          .627         .635           .655      .650
  Net Realized and Unrealized Gain (Loss)
     on Investments                                 .080          .400         (.695)        .218           .250     (.300)
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations               .407         1.059         (.068)        .853           .905      .350
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.327)        (.659)        (.627)       (.635)         (.655)    (.650)
  Distributions from Realized Capital Gains           --            --         (.015)       (.038)            --        --
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                           (.327)        (.659)        (.642)       (.673)         (.655)    (.650)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.04     $    9.96   $      9.56    $   10.27     $    10.09   $  9.84
===========================================================================================================================

TOTAL RETURN                                       4.12%        11.52%        -0.66%        8.69%          9.55%      3.68%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $   5,391     $   4,570   $     3,204    $   2,493     $    1,628   $ 1,024
  Ratio of Total Expenses to
     Average Net Assets                           0.10%*         0.10%         0.10%        0.10%          0.10%      0.10%
  Ratio of Net Investment Income to
     Average Net Assets                           6.53%*         6.84%         6.36%        6.21%          6.64%      6.66%
Portfolio Turnover Rate                             72%*           53%           55%          57%            39%        39%
===========================================================================================================================
*Annualized.

---------------------------------------------------------------------------------------------------------------------------
                                                                               SHORT-TERM BOND INDEX FUND
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2001          2000          1999         1998           1997       1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    9.96     $    9.73   $     10.10    $   10.00     $     9.92   $ 10.07
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .297          .601          .539         .574           .597      .587
  Net Realized and Unrealized Gain (Loss)
     on Investments                                 .160          .230         (.336)        .168           .080     (.146)
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations              .457           .831          .203         .742           .677      .441
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.297)        (.601)        (.539)       (.574)         (.597)    (.587)
  Distributions from Realized Capital Gains           --            --         (.034)       (.068)            --     (.004)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                           (.297)        (.601)        (.573)       (.642)         (.597)    (.591)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.12     $    9.96   $      9.73    $   10.10     $    10.00   $  9.92
===========================================================================================================================

TOTAL RETURN*                                      4.63%         8.84%         2.08%        7.63%          7.04%      4.55%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $   1,527     $   1,287   $     1,156    $     709     $      446   $   328
  Ratio of Total Expenses to
     Average Net Assets                          0.21%**         0.21%         0.20%        0.20%          0.20%      0.20%
  Ratio of Net Investment Income to
     Average Net Assets                          5.91%**         6.16%         5.48%        5.68%          6.03%      5.93%
  Portfolio Turnover Rate                         157%**           74%          108%         112%            88%        65%
===========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

---------------------------------------------------------------------------------------------------------------------------
                                                                           INTERMEDIATE-TERM BOND INDEX FUND
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2001          2000          1999         1998           1997       1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.02    $    9.51   $     10.48    $   10.20     $     9.96   $ 10.37
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .328          .654          .628         .647           .661      .648
  Net Realized and Unrealized Gain (Loss)
     on Investments                                 .090          .510         (.936)        .353           .240     (.406)
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations              .418         1.164         (.308)       1.000           .901      .242
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.328)        (.654)        (.628      ) (.647)         (.661)    (.648)
  Distributions from Realized Capital Gains           --            --         (.034)       (.073)            --     (.004)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                           (.328)        (.654)        (.662)       (.720)         (.661)    (.652)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.11     $   10.02   $      9.51    $   10.48     $    10.20   $  9.96
===========================================================================================================================

TOTAL RETURN*                                      4.21%        12.78%        -3.00%       10.09%          9.41%      2.55%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $   1,881     $   1,642   $     1,449    $   1,102     $      687   $   460
  Ratio of Total Expenses to
     Average Net Assets                          0.21%**         0.21%          0.20%       0.20%          0.20%      0.20%
  Ratio of Net Investment Income to
     Average Net Assets                          6.52%**         6.83%         6.33%        6.23%          6.64%      6.54%
  Portfolio Turnover Rate                         128%**           81%          120%          77%            56%        80%
===========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

---------------------------------------------------------------------------------------------------------------------------
                                                                        LONG-TERM BOND INDEX FUND
                                                                          YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                 SIX MONTHS ENDED ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 2001          2000          1999         1998           1997       1996
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.66     $    9.77   $     11.32    $   10.78     $    10.08   $ 10.82
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .342          .679          .662         .666           .678      .674
  Net Realized and Unrealized Gain (Loss)
     on Investments                                (.050)         .890        (1.531)        .588           .700     (.731)
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations              .292          1.569         (.869)       1.254          1.378     (.057)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.342)        (.679)        (.662)       (.666)         (.678)    (.674)
  Distributions from Realized Capital Gains           --            --         (.019)       (.048)           --      (.009)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions                           (.342)        (.679)        (.681)       (.714)         (.678)    (.683)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.61     $   10.66   $      9.77    $   11.32     $    10.78   $ 10.08
===========================================================================================================================

TOTAL RETURN*                                      2.76%        16.64%        -7.85%       11.98%         14.30%     -0.26%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $     462     $     417   $       313    $     210     $       88   $    44
  Ratio of Total Expenses to
     Average Net Assets                          0.21%**         0.21%         0.20%        0.20%          0.20%      0.20%
  Ratio of Net Investment Income
     to Average Net Assets                       6.45%**         6.71%         6.39%        6.01%          6.66%      6.75%
  Portfolio Turnover Rate                         111%**           56%           61%          57%            58%        46%
===========================================================================================================================
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

The Total Bond Market Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                            CAPITAL CONTRIBUTED     PERCENTAGE        PERCENTAGE
                                    TO VANGUARD        OF FUND     OF VANGUARD'S
INDEX FUND                                (000)     NET ASSETS    CAPITALIZATION
--------------------------------------------------------------------------------
Total Bond Market                      $ 3,389           0.02%              3.4%
Short-Term Bond                            281           0.02               0.3
Intermediate-Term Bond                     343           0.02               0.3
Long-Term Bond                              84           0.02               0.1
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2001, custodian fee offset arrangements reduced expenses of the Total Bond Market Index Fund by $87,000.

D. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES   OTHER INVESTMENT SECURITIES
                                     (000)                         (000)
                        --------------------------------------------------------
INDEX FUND               PURCHASES           SALES     PURCHASES           SALES
--------------------------------------------------------------------------------
Total Bond Market        $6,086,252     $4,040,896    $3,255,559      $2,113,384
Short-Term Bond             938,175        879,358       357,954         194,137
Intermediate-Term Bond      782,606        749,486       573,159         364,973
Long-Term Bond              170,483        167,112       116,919          74,153
--------------------------------------------------------------------------------

At December 31, 2000, the funds had the following capital losses available to offset future net gains:

--------------------------------------------------------------------------------
                                                    CAPITAL LOSS
                                        ----------------------------------------
                                                                   EXPIRATION:
                                         AMOUNT                   FISCAL YEARS
INDEX FUND                                (000)             ENDING DECEMBER 31,
--------------------------------------------------------------------------------
Total Bond Market                     $ 81,634                        2007-2008
Short-Term Bond                          4,280                        2007-2008
Intermediate-Term Bond                  32,058                        2007-2009
Long-Term Bond                           8,384                        2007-2008
--------------------------------------------------------------------------------

E. At June 30, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                       (000)
                                  ----------------------------------------------
                                                                 NET UNREALIZED
                                   APPRECIATED     DEPRECIATED     APPRECIATION
INDEX FUND                          SECURITIES      SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Total Bond Market                    $ 384,810      $ (91,770)         $ 293,040
Short-Term Bond                         26,191         (2,111)            24,080
Intermediate-Term Bond                  41,347        (11,319)            30,028
Long-Term Bond                          15,380         (6,130)             9,250
--------------------------------------------------------------------------------

F. The market values of securities on loan to broker/dealers at June 30, 2001, and collateral received with respect to such loans, were:

--------------------------------------------------------------------------------
                                                       (000)
                                   ---------------------------------------------
                                                           COLLATERAL RECEIVED
                                                       -------------------------
                                   MARKET VALUE                     MARKET VALUE
                                      OF LOANED                 OF U.S. TREASURY
INDEX FUND                           SECURITIES         CASH          SECURITIES
--------------------------------------------------------------------------------
Total Bond Market                   $ 2,209,900      $ 423,157       $ 1,833,035
Short-Term Bond                         166,540        143,281            27,929
Intermediate-Term Bond                  272,714         261,58            18,460
Long-Term Bond                           37,701             --            39,070
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Capital share transactions for each class of shares were:

----------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                   YEAR ENDED
                                                JUNE 30, 2001                DECEMBER 31, 2000
                                       ------------------------------     --------------------------
                                            AMOUNT         SHARES         AMOUNT              SHARES
                                             (000)          (000)          (000)               (000)
----------------------------------------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
Investor Shares
  Issued                               $ 2,909,412        288,959    $ 3,075,455            318,189
  Issued in Lieu of Cash Distributions     353,263         35,085        610,671             63,194
  Redeemed                              (1,498,894)      (148,764)    (2,412,861)          (250,154)
                                       -------------------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares                     1,763,781        175,280      1,273,265            131,229
                                       -------------------------------------------------------------
Institutional Shares
  Issued                                 1,114,086        110,591      1,549,062            159,753
  Issued in Lieu of Cash Distributions     140,733         13,978        213,000             22,032
  Redeemed                                (465,663)       (46,227)      (559,533)           (58,144)
                                       -------------------------------------------------------------
    Net Increase (Decrease)--
      Institutional Shares                 789,156         78,342      1,202,529            123,641
                                       -------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND
  Issued                               $   416,699         41,258    $   461,159             47,267
  Issued in Lieu of Cash Distributions      36,273          3,589         62,628              6,410
  Redeemed                                (232,923)       (23,063)      (421,226)           (43,253)
                                       -------------------------------------------------------------
    Net Increase (Decrease)                220,049         21,784        102,561             10,424
----------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND
  Issued                               $   331,437         32,621    $   437,605             45,634
  Issued in Lieu of Cash Distributions      47,448          4,675         83,818              8,735
  Redeemed                                (152,417)       (15,027)      (409,214)           (42,821)
                                       -------------------------------------------------------------
    Net Increase (Decrease)                226,468         22,269        112,209             11,548
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                     YEAR ENDED
                                                JUNE 30, 2001                   DECEMBER 31, 2000
                                       ------------------------------   ----------------------------
                                            AMOUNT         SHARES         AMOUNT              SHARES
                                             (000)          (000)          (000)               (000)
----------------------------------------------------------------------------------------------------
LONG-TERM BOND INDEX FUND
  Issued                               $   124,342         11,572    $   164,071             16,252
  Issued in Lieu of Cash Distributions      12,025          1,125         20,067              1,975
  Redeemed                                 (88,684)        (8,297)      (112,362)           (11,180)
                                       -------------------------------------------------------------
    Net Increase (Decrease)                 47,683          4,400         71,776              7,047
----------------------------------------------------------------------------------------------------

THE PEOPLE
  WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.
--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
OTHER FUND OFFICERS

R. GREGORY BARTON, SECRETARY; Managing Director-;Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                             JOHN C. BOGLE FOUNDER;
                   Chairman and Chief Executive, 1974-;1996.

[SHIP GRAPHIC]
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Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their
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WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
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SERVICES
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This report is intended for the fund's  shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.


Q842 082001